As filed with the Securities and Exchange Commission on January 25, 2007
                                             Securities Act File Nos. 333-
                                                                      811-21777

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                           Pre-Effective Amendment No.___

                           Post-Effective Amendment No. ___

                        (Check appropriate box or boxes)


                             JOHN HANCOCK FUNDS III
                        --------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (617) 663-4324
                                 --------------
                        (Area Code and Telephone Number)

              601 Congress Street, Boston, Massachusetts 02210-2805
             -------------------------------------------------------
 (Address of Principal Executive Offices: Number, Street, City, State, Zip Code)

 ------------------------------- ----------------------------------------------
                                                With copies to:
     Alfred P. Ouellette                      Mark P. Goshko, Esq.
     601 Congress Street         Kirkpatrick & Lockhart Preston Gates Ellis LLP
   Boston, Massachusetts 02110                 One Lincoln Street
    (Name and Address of                  Boston, Massachusetts 02111
     Agent for Service)
 ------------------------------- ----------------------------------------------

 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
                 (Approximate Date of Proposed Public Offering)

                      TITLE OF SECURITIES BEING REGISTERED:
                 Shares of beneficial interest of the Registrant

Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.

It is proposed that this filing will become effective on February 24, 2007 pursuant to Rule 488 under the Securities Act of 1933.

                      JOHN HANCOCK FUNDS III ("REGISTRANT")

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

     Cover Sheet

     Contents of Registration Statement

         President's Letter

         Notice of Special Meeting to Shareholders of the Registrant

         Part A - Joint Proxy Statement/Prospectus of the Registrant

         Part B - Statement of Additional Information of the Registrant

         Part C - Other Information

         Signature Page

         Exhibits

                              Important Information
--------------------------------------------------------------------------------

[John Hancock logo]
JOHN HANCOCK FUNDS

                                           March 6, 2007

Dear Fellow Shareholder:

I am writing to ask for your assistance with an important issue involving your investment in the John Hancock Mid Cap Growth Fund. We are proposing to reorganize and merge the John Hancock Mid Cap Growth Fund into John Hancock Growth Opportunities Fund.

Both funds seek long-term capital growth by investing in securities of mid-cap growth companies. In addition, Growth Opportunities Fund invests in securities of small-cap growth companies. You will find a detailed explanation of the similarities and differences of each fund's investment strategies and principal risks in the enclosed proxy materials.

The Reorganization Offers You Considerable Advantages.

Here are three of the most important:

o By combining the two funds, you will be a shareholder in one larger fund with lower annual operating expenses and greater potential to increase asset size and achieve economies of scale. In addition, certain administrative costs will be spread across the combined Fund's larger asset base, which will increase the Fund's overall efficiency.

o The Growth Opportunities Fund has provided strong performance in its first full year of operations.

o As a shareholder, you will gain access to the new subadviser's significant expertise in global equity investing. The firm manages over $120 billion in assets, including a substantial amount in domestic equities.

We Need Your Vote of Approval.
After careful consideration, your fund's trustees have unanimously approved the reorganization of John Hancock Mid Cap Growth Fund into Growth Opportunities Fund, but it requires your vote to complete the merger. The enclosed proxy statement contains further explanation and important details of the reorganization, which I strongly encourage you to read before voting. Please note that if approved by the shareholders, the reorganization is scheduled to take place at the close of business on April 20, 2007.

Your Vote Matters!
You are being asked to approve these changes. No matter how large or small your fund holdings, your vote is extremely important. After you review the proxy materials, please submit your vote promptly to help us avoid the need for additional mailings. For your convenience, you may vote one of three ways: via telephone by calling the 1-866-540-5760; via mail by returning the enclosed voting card; or via the Internet by visiting http://www.proxyvoting.com/SPOAX and selecting the shareholder entryway.

I am confident that the proposed change will help us better serve you and all of the Fund's shareholders. If you have questions, please call a John Hancock Funds Customer Service Representative at 1-800-225-5291 between 8:00 a.m. and 7:00 p.m. Eastern Time. I thank you for your time and your prompt vote on this matter.

                                           Sincerely,

                                           /s/Keith F. Hartstein
                                           ---------------------
                                           Keith F. Hartstein
                                           President and Chief Executive Officer

JOHN HANCOCK MID CAP GROWTH FUND
(a series of John Hancock Investment Trust III)
(the "fund")
601 Congress Street
Boston, MA 02210

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
SCHEDULED FOR APRIL 18, 2007

This is the formal agenda for the fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of the fund:

A SHAREHOLDER MEETING OF THE FUND WILL BE HELD AT 601 CONGRESS STREET, BOSTON, MASSACHUSETTS, ON WEDNESDAY, APRIL 18, 2007, AT 10:00 A.M., EASTERN TIME, TO CONSIDER THE FOLLOWING:

1. A proposal to approve an Agreement and Plan of Reorganization between John Hancock Mid Cap Growth Fund ("your fund" or the "Mid Cap Growth Fund") and Growth Opportunities Fund (the "Growth Opportunities Fund"). Under this agreement, your fund would transfer all of its assets to Growth Opportunities Fund in exchange for corresponding shares of Growth Opportunities Fund. These shares would be distributed, as described in the accompanying proxy statement, proportionately to you and the other shareholders of Mid Cap Growth Fund. Growth Opportunities Fund would also assume Mid Cap Growth Fund's liabilities. YOUR FUND'S BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE FOR THIS PROPOSAL.

2.     Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on February 9, 2007, are entitled to vote at the meeting and any related follow-up meetings.

WHETHER OR NOT YOU EXPECT TO ATTEND THE MEETING, PLEASE COMPLETE AND RETURN THE ENCLOSED PROXY CARD. IF SHAREHOLDERS DO NOT RETURN THEIR PROXIES IN SUFFICIENT NUMBERS, IT MAY RESULT IN ADDITIONAL SHAREHOLDER SOLICITATION.


                                        By order of the Board of Trustees,

                                        /s/ Thomas M. Kinzler
                                        --------------------------------
                                            Thomas M. Kinzler
                                            Secretary

March 6, 2007

PROXY STATEMENT OF
JOHN HANCOCK MID CAP GROWTH FUND
A SERIES OF JOHN HANCOCK INVESTMENT TRUST III
("MID CAP GROWTH FUND," THE "ACQUIRED
FUND" OR "YOUR FUND")

PROSPECTUS FOR
GROWTH OPPORTUNITIES FUND
A SERIES OF JOHN HANCOCK FUNDS III
("GROWTH OPPORTUNITIES FUND"
OR THE "ACQUIRING FUND")

The address of both the Acquired Fund and the Acquiring Fund is 601 Congress Street, Boston, Massachusetts 02210.

                                  * * * * * *

This proxy statement and prospectus contains the information shareholders should know before voting on the proposed reorganization. Please read it carefully and retain it for future reference.

              ACQUIRED FUND          ACQUIRING FUND               SHAREHOLDERS ENTITLED TO VOTE
--------------------------------------------------------------------------------------------------
Proposal 1    Mid Cap Growth Fund    Growth Opportunities Fund    Mid Cap Growth Fund Shareholders
--------------------------------------------------------------------------------------------------

HOW THE REORGANIZATION WILL WORK

      o Your fund will transfer all of its assets to Growth Opportunities Fund. Growth Opportunities Fund will assume your fund's liabilities.

      o Growth Opportunities Fund will issue Class A shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class A shares. These shares will be distributed to your fund's Class A shareholders in proportion to their holdings on the reorganization date.

      o Growth Opportunities Fund will issue Class B shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class B shares. These shares will be distributed to your fund's Class B shareholders in proportion to their holdings on the reorganization date.

      o Growth Opportunities Fund will issue Class C shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class C shares. These shares will be distributed to your fund's Class C shareholders in proportion to their holdings on the reorganization date.

      o Growth Opportunities Fund will issue Class I shares to your fund in an amount equal to the value of your fund's net assets attributable to its Class I shares. These shares will be distributed to your fund's Class I shareholders in proportion to their holdings on the reorganization date.

      o Your fund will be terminated and shareholders of your fund will become shareholders of Growth Opportunities Fund.

      o For federal income tax purposes, the reorganization is not intended to result in income, gain or loss being recognized by your fund, Growth Opportunities Fund or the shareholders of your fund.

RATIONALE FOR THE REORGANIZATION

The reorganization is intended to consolidate your fund with a similar equity fund advised by John Hancock Investment Management Services, LLC ("JHIMS"), an affiliate of your fund's adviser, John Hancock Advisers, LLC ("JHA"). Similar to your fund, Growth Opportunities Fund seeks long-term capital growth and invests principally in securities of mid-cap growth companies, although Growth Opportunities also invests in securities of small-cap companies.

Reflecting its larger asset size after the combination of the two funds, the net annual operating expenses of Class A, Class B and Class C shares of Growth Opportunities Fund after the reorganization are expected to be lower than the current net annual operating expenses of the corresponding classes of shares of Mid Cap Growth Fund.

In addition, although Growth Opportunities Fund's management fee is the same (and higher than your fund's management fee at higher asset levels), Growth Opportunities Fund has a contractual expense limitation agreement with JHIMS in place to limit expenses to certain amounts, whereas your fund does not have a contractual expense limitation currently in effect.

Growth Opportunities Fund's performance is modestly better than your fund's performance for the same period. In addition, the management team believes that, in the current market environment, Growth Opportunities Fund is better positioned to grow assets in a small- to mid-cap strategy than your fund.

The combined fund may be better positioned in the market to increase asset size and achieve economies of scale. Each fund incurs substantial operating costs for insurance, accounting, legal and custodial services. The combination of these funds resulting from the reorganization may enable you to benefit from the ability to achieve better net prices on securities trades and spread fixed expenses in a manner that may contribute to a lower expense ratio in the long term than each fund would achieve separately.

SHARES OF THE ACQUIRING FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. THESE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

SHARES OF THE ACQUIRING FUND HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC"). THE SEC HAS NOT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

WHERE TO GET MORE INFORMATION
--------------------------------------------------------------------------------
o  The   prospectus    of     Growth
   Opportunities Fund dated June 12,
   2006

o  The  annual  report   of   Growth
   Opportunities  Fund's predecessor
   (formerly   GMO   Small/Mid   Cap
   Growth Fund) dated  February  28,    In the same   envelope   as  this  proxy
   2006                                 statement    and    prospectus.    These
                                        documents are incorporated  by reference
o  The    semi-annual   report    to    into  (and  therefore  legally  part of)
   shareholders     of        Growth    this proxy statement and prospectus.
   Opportunities  Fund  dated August
   31, 2006

o  The prospectus of Mid Cap  Growth
   Fund  dated  March  1,  2006,  as
   revised   August  1,  2006,    as
   supplemented
--------------------------------------------------------------------------------
o  The     annual      report     to
   shareholders  of Mid  Cap  Growth
   Fund dated  October 31, 2006         These   documents     and     additional
                                        information  about Growth  Opportunities
o The statement of additional Fund are on file with the SEC and are information dated February 24, available at no charge by writing to 2007, which relates to this or by calling our toll-free number:
   proxy statement/prospectus and us 1-800-225-5291. These documents are the reorganization, and contains incorporated by reference into (and additional information about the therefore legally part of) this proxy
   Acquired Fund  and  the Acquiring    statement and prospectus.
   Fund
--------------------------------------------------------------------------------
To ask questions about this proxy statement and prospectus, call our toll-free telephone number: 1-800-225-5291.

     The date of this proxy statement and prospectus is February 24, 2007.

                                TABLE OF CONTENTS

INTRODUCTION...................................................................1
PROPOSAL 1 - MID CAP GROWTH FUND...............................................1
SUMMARY COMPARISONS OF MID CAP GROWTH FUND TO GROWTH OPPORTUNITIES FUND........1
  Comparison of Funds' Investment Objectives, Strategies and Policies..........1
  Comparison of Funds' Classes of Shares.......................................4
  Comparison of Buying, Selling and Exchanging Shares..........................5
  Comparison of Expenses.......................................................6
  Examples....................................................................10
  Comparison of Advisory Arrangements.........................................11
  Comparison of Distribution Plans............................................13
  Comparison of Investment Risks..............................................13
  Comparison of Fund Performance..............................................15
PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION..................15
  Description of Reorganization...............................................15
  Reasons for the Proposed Reorganization.....................................15
PAST PERFORMANCE OF MID CAP GROWTH FUND.......................................17
  Calendar Year Total Returns - Class A Shares (without sales charge).........17
  Quarterly Returns...........................................................17
  Average Annual Total Returns for Periods Ended December 31, 2006
  (including sales charge)....................................................17
FURTHER INFORMATION ON THE REORGANIZATION.....................................18
  Tax Status of the Reorganization............................................18
  Additional Terms of the Agreement and Plan of Reorganization................19
CAPITALIZATION................................................................20
ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES............................20
BOARD EVALUATION AND RECOMMENDATION...........................................21
VOTING RIGHTS AND REQUIRED VOTE...............................................21
INFORMATION CONCERNING THE MEETING............................................22
  Solicitation of Proxies.....................................................22
  Revoking Proxies............................................................22
  Outstanding Shares and Quorum...............................................22
  Other Business..............................................................22
  Adjournments................................................................22
  Telephone Voting............................................................23
  Internet Voting.............................................................23
  Shareholders' Proposals.....................................................23
OWNERSHIP OF SHARES OF THE FUNDS..............................................24
EXPERTS.......................................................................25
AVAILABLE INFORMATION.........................................................25
EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION.............................A-1

INTRODUCTION

This proxy statement and prospectus is being used by the board of trustees of John Hancock Investment Trust III (the "Trust III Board of Trustees") to solicit proxies to be voted at a special meeting of your fund's shareholders. This meeting will be held at 601 Congress Street, Boston, Massachusetts, on
Wednesday, April 18, 2007, at 10:00 a.m., Eastern Time. The purpose of the meeting is to consider the proposal to approve the Agreement and Plan of Reorganization (the "Agreement") providing for the reorganization of your fund into Growth Opportunities Fund (the "Reorganization"). This proxy statement and prospectus is being mailed to your fund's shareholders on or about March 6, 2007.

The proxy statement and prospectus includes information that is specific to this proposal, including summary comparisons. You should read the entire proxy statement carefully, including Exhibit A, the enclosed prospectus and semi-annual report of Growth Opportunities Fund, and the annual report of Growth Opportunities Fund's predecessor dated February 28, 2006, because they contain details that are not in the summary.

WHO IS ELIGIBLE TO VOTE?

Shareholders of record on February 9, 2007, are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy but do not fill in a vote, your shares will be voted to approve the Agreement. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

PROPOSAL 1 - MID CAP GROWTH FUND

APPROVAL OF AGREEMENT AND PLAN OF REORGANIZATION BETWEEN
MID CAP GROWTH FUND AND GROWTH OPPORTUNITIES FUND

A PROPOSAL TO APPROVE AN AGREEMENT AND PLAN OF REORGANIZATION BETWEEN MID CAP GROWTH FUND AND GROWTH OPPORTUNITIES FUND. Under this Agreement, Mid Cap Growth Fund would transfer all of its assets to Growth Opportunities Fund in exchange for corresponding shares of Growth Opportunities Fund. These shares would be distributed proportionately to the shareholders of Mid Cap Growth Fund. Growth Opportunities Fund would also assume Mid Cap Growth Fund's liabilities. The Trust III Board of Trustees recommends that shareholders vote FOR this proposal.

SUMMARY COMPARISONS OF MID CAP GROWTH FUND TO GROWTH OPPORTUNITIES FUND

COMPARISON OF FUNDS' INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES

                      MID CAP GROWTH FUND                 GROWTH OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------
Business              The fund is a diversified series    The fund is a non-diversified
                      of John Hancock Investment Trust    series of John Hancock Funds III,
                      III, an open-end investment         an open-end investment management
                      management company organized as a   company organized as a
                      Massachusetts business trust.       Massachusetts business trust.
----------------------------------------------------------------------------------------------
Net assets as of      $125.7 million                      $5.0 million
December 31, 2006
----------------------------------------------------------------------------------------------
Investment adviser,   INVESTMENT ADVISER:                 INVESTMENT ADVISER:
sub-adviser and
portfolio managers    John Hancock Advisers, LLC ("JHA")  John Hancock Investment Management
                                                          Services, LLC ("JHIMS")

                      INVESTMENT SUB-ADVISER:             INVESTMENT SUB-ADVISER:

                      MFC Global Investment Management    Grantham, Mayo, Van Otterloo & Co.
                      (U.S.), LLC ("MFC")                 LLC ("GMO")
----------------------------------------------------------------------------------------------

                      MID CAP GROWTH FUND                 GROWTH OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------
                      PORTFOLIO MANAGER:                  PORTFOLIO MANAGER:

                      Thomas P. Norton, CFA               Sam Wilderman
                      o  Vice president, MFC              o  Senior member of GMO's
                      o  Joined subadviser in 2005           U.S. Quantitative Division
                      o  Vice president, John             o  Co-director of GMO's U.S.
                         Hancock Advisers, LLC               equity management since 2005
                         (2002-2005)                         and Director since January 2006.
                      o  Joined fund team in 2002         o  Previously was responsible
                      o  Investment manager,                 for GMO's emerging countries
                         Baring Asset Management             and emerging markets research
                         (1997-2002)                         and portfolio management from
                                                             1996 to 2005.
----------------------------------------------------------------------------------------------
Investment objective  The fund seeks long-term  capital   The fund seeks long-term capital
                      appreciation.  The trustees  have   growth. The objective of the fund
                      the power to change the fund's      may be changed without shareholder
                      objective  without shareholder      approval.
                      approval.
----------------------------------------------------------------------------------------------
Principal             The fund normally invests at        Under normal circumstances, the
investments           least 80% of its assets stocks of   fund invests at least 80% of its
                      medium-capitalization companies     assets in "small- and mid-cap
                      (companies in the capitalization    companies."  Small- and mid-cap
                      range of the Russell MidCap         companies are U.S. companies that
                      Growth Index, which was $952.4      issue stocks included in the
                      million to $21.9 billion as of      Russell 2500 Index, and in
                      March 31, 2006).  The trustees      companies with total market
                      have the power to change to focus   capitalizations similar to those
                      of the fund's 80% investment        of companies with stocks in the
                      policy without shareholder          Index.  The trustees have the
                      approval.  A fund will provide      power to change the focus of the
                      written notice at least 60 days     fund's 80% investment policy
                      prior to a change in its 80%        without shareholder approval.  A
                      investment policy.                  fund will provide written notice
                                                          at least 60 days prior to a
                                                          change in its 80% investment
                                                          policy.

                                                          The fund typically makes
                                                          equity investments in small- and
                                                          mid-cap companies. As of April
                                                          30, 2006, the market
                                                          capitalization of companies that
                                                          issue stocks included in the
                                                          Russell 2500 Index, a U.S. stock
                                                          index, ranged from $3 million to
                                                          $14.3 billion. In addition, the
                                                          average market capitalization of
                                                          companies that issue stocks
                                                          included in the Russell 2500
                                                          Index was approximately $1.34
                                                          billion and the median market
                                                          capitalization was approximately
                                                          $860 million.
----------------------------------------------------------------------------------------------
Investment            In managing the portfolio, the      The fund seeks to achieve its
strategies            manager conducts fundamental        objective by outperforming its
                      financial analysis to identify      benchmark.
                      companies with above-average
                      earnings growth.                    The subadviser uses proprietary
                                                          research and quantitative models
                      In choosing individual              to identify small- and mid-cap
                      securities, the manager looks for   company stocks the subadviser
                      companies with growth stemming      believes have improving
                      from a combination of gains in      fundamentals.  From that group the
                      market share and increasing         subadviser then selects small- and
                      operating efficiency.  Before       mid-cap company stocks it believes
                      investing, the manager typically    have growth characteristics and
                      identifies a specific catalyst      which trade at prices below what
                      for growth, such as a new           the subadviser believes to be
                      product, business reorganization    their fundamental value.
                      or merger.
----------------------------------------------------------------------------------------------

                      MID CAP GROWTH FUND                 GROWTH OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------
                      The management team generally       The subadviser also uses
                      maintains personal contact with     proprietary techniques to adjust
                      the senior management of the        the portfolio for factors such as
                      companies the fund invests in.      stock selection discipline
                                                          (criteria used for selecting
                      The manager considers broad         stocks) and industry and sector
                      economic trends, demographic        weights. The factors considered
                      factors, technological changes,     by the subadviser and the models
                      consolidation trends and            used may change over time.
                      legislative initiatives.
----------------------------------------------------------------------------------------------
Foreign  Securities   The fund may  invest up to 10% of   The fund may invest in securities
                      assets in  foreign  securities.     of foreign issuers traded on U.S.
                                                          exchanges.
----------------------------------------------------------------------------------------------
Russian Securities    If allowed by the fund's other      Not applicable.
                      investment policies and
                      restrictions, the fund may invest
                      up to 5% of its total assets in
                      Russian equity securities and up
                      to 10% of its total assets in
                      Russian fixed-income securities.
                      All Russian securities must be:
                      (1) denominated in U.S. or
                      Canadian dollars, euros, sterling
                      or yen; (2) traded on a major
                      exchange and (3) held physically
                      outside of Russia.
----------------------------------------------------------------------------------------------
Diversification/Non-  The fund may not invest more than   The fund is not "diversified,"
diversification       5% of assets in any one security    which means the fund is allowed to
                      (other than securities of the       invest in the securities of a
                      U.S. government, its agencies or    relatively small number of issuers
                      instrumentalities).                 and/or foreign currencies with
                                                          greater concentrations of risk.
                      With respect to 75% of its total    The fund may invest a higher
                      assets, the fund may not purchase   percentage of its assets in
                      any security (other than            securities of fewer issuers.
                      securities issued or guaranteed
                      by the U.S. Government, its
                      agencies or instrumentalities) if
                      such purchase would cause more
                      than 5% of the fund's total
                      assets taken at market value to
                      be invested in the securities of
                      any one issuer; or such purchase
                      would at the time result in the
                      fund owning more than 10% of the
                      voting securities of any one
                      issuer.
----------------------------------------------------------------------------------------------
Equity Securities     The equity securities in which      The fund may invest in domestic
                      the fund invests consist            equity securities, preferred
                      primarily of common stocks but      stocks, convertible securities and
                      may also include preferred stocks   securities of foreign issuers
                      and warrants.                       traded on U.S. exchanges.
----------------------------------------------------------------------------------------------
Active trading        The fund may trade  securities      The fund may engage in short-term
                      actively, which could increase      trading in response to stock market
                      its  transaction  costs  (thus      conditions, changes interest rates
                      lowering performance)  and          or other economic trends and
                      increase your  taxable              developments or to take advantage
                      distributions.                      of yield disparities between various
                                                          fixed-income securities in order
                                                          to realize capital gains or
                                                          improve income. Short-term
                                                          trading may also be necessary in
                                                          order for the subadviser to
                                                          reallocate assets among the
                                                          sectors. Short-term trading may
                                                          have the effect of increasing
                                                          portfolio turnover rate. A high
                                                          rate of portfolio turnover (100%
                                                          or greater) involves
                                                          correspondingly greater brokerage
                                                          expenses.
----------------------------------------------------------------------------------------------

                      MID CAP GROWTH FUND                 GROWTH OPPORTUNITIES FUND
----------------------------------------------------------------------------------------------
Derivatives           The fund may make limited use of    In pursuing its investment
                      certain derivatives (investments    strategy, the fund may (but is
                      whose value is based on indexes,    not obligated to) use a wide
                      securities   or currencies).        variety of exchange-traded and
                                                          over-the-counter derivative
                                                          instruments, including options,
                                                          futures and swap contracts, to
                                                          (i) hedge equity exposure; (ii)
                                                          replace direct investing (E.G.,
                                                          creating equity exposure through
                                                          the use of futures contracts or
                                                          other derivative instruments); or
                                                          (iii) manage risk by implementing
                                                          shifts in investment exposure.
----------------------------------------------------------------------------------------------
Short sales           The fund may not make short sales   The fund shall not make short
                      of securities.                      sales of securities or maintain a
                                                          short position for the fund's
                                                          account unless at all times when
                                                          a short position is open the fund
                                                          owns an equal amount of such
                                                          securities or owns securities
                                                          which, without payment of any
                                                          further consideration, are
                                                          convertible into or exchangeable
                                                          for securities of the same issue
                                                          as, and equal in amount to, the
                                                          securities sold short.
----------------------------------------------------------------------------------------------
Temporary defensive   In abnormal circumstances, the      The fund intends to be fully
positions             fund may temporarily invest in      invested and generally will not
                      U.S. government securities with     take temporary defensive
                      maturities of up to three years     positions through investment in
                      and more than 10% of assets in      cash and high quality money
                      cash or cash equivalents.           market instruments.
----------------------------------------------------------------------------------------------

As the above table indicates, the investment objectives, policies and investments of the two funds are similar. However, you should note that while your fund is diversified, Growth Opportunities Fund is not diversified, which means that Growth Opportunities Fund is allowed to invest in the securities of a relatively small number of issuers and/or foreign currencies with greater concentrations of risk. Also, while your fund focuses on securities of mid-cap companies, Growth Opportunities invests in securities of both small- and mid-cap companies. Your fund has the ability to invest up to 10% of assets in foreign securities of (including a smaller percentage of its assets in Russian securities), whereas Growth Opportunities Fund is restricted from investing in securities of foreign issuers, unless such securities are traded on U.S. exchanges. In addition, Growth Opportunities Fund may short-sell in certain situations, while your fund may not engage in short-selling. See "Comparison of Investment Risks" below.

While the funds share similar investment objectives, they are managed by different advisers and subadvisers with different portfolio management teams using a different investment process, as outlined in the table above. As a result, the portfolio holdings of the funds have tended to differ significantly. The portfolio manager of the Acquiring Fund has indicated that a substantial majority of the Acquired Fund's holdings are not consistent with their investment process. As a result, JHA proposes to sell a substantial majority of the Acquired Fund's portfolio holdings prior to the reorganization, which is discussed in further detail under "Reasons for the Proposed Reorganization."

COMPARISON OF FUNDS' CLASSES OF SHARES
--------------------------------------------------------------------------------
Class A sales     The Class A shares of both funds have the same characteristics
charges and       and fee structures.
12b-1 fees        o  Class A shares are offered with  front-end  sales  charges ranging from 2.00% to 5.00% of the fund's  offering  price, depending on the amount invested.
                  o  Class A shares are  subject to  distribution  and  service
                     (12b-1)  fees equal to the annual  rate of 0.30% of average daily net assets of Class A shares.
--------------------------------------------------------------------------------

                  o  There is no front-end  sales charge for  investments of $1 million or more,  but there is a contingent  deferred sales charge  ("CDSC")  ranging  from  0.25%  to 1.00% on Class A shares upon which a  commission  or  finder's  fee was paid that are sold within one year of purchase.
                  o  An investor  can  combine  multiple  purchases  of Class A
                     shares  of  John  Hancock   funds  to  take   advantage  of
                     breakpoints in the sales charge schedule.
                  o  Class A shares  may be  offered  without  front-end  sales charges or CDSCs to various  individuals and  institutions, including those listed in the funds' prospectuses.
--------------------------------------------------------------------------------
Class B sales     The Class B shares of both funds have the same characteristics
charges and       and fee structures.
12b-1 fees        o  Class B shares  are  offered  without  a  front-end  sales charge,  but are subject to a CDSC if sold within six years after  purchase and a commission  was paid. The CDSC ranges from 1.00% to 5.00% of the  original  purchase  cost or the current  market  value,  whichever is less,  of the Class B shares  being sold,  and depends on how long the shares are held.  No CDSC is imposed on shares  held for more than six years.
                  o  Class B shares are  subject to  distribution  and  service
                     (12b-1)  fees  equal  to the  annual  rate of  1.00% of the average daily net assets of Class B shares.
                  o  Class B shares'  CDSCs may be  waived  in  certain  cases, including those listed in the funds' prospectuses.
                  o  Class B  shares  automatically  convert  to Class A shares after eight years.
--------------------------------------------------------------------------------
Class C sales     The Class C shares of both funds have the same characteristics
charges and       and fee structures.
12b-1 fees        o  Class C shares  are  offered  without  a  front-end  sales charge,  but are subject to a CDSC of 1.00% of the original purchase  cost or the current  market  value,  whichever is less,  of the  Class  C  shares  sold  within  one  year of purchase for which a commission was paid.
                  o  Class C shares are  subject to  distribution  and  service fees  (12b-1)  equal  to the  annual  rate of  1.00% of the average daily net assets of Class C shares.
                  o  Class C shares'  CDSCs may be  waived  in  certain  cases, including those listed in the funds' prospectuses.
                  o  No automatic conversion to Class A shares, so distribution and  service  fees  expenses  continue at the Class C level throughout the life of the investment.
--------------------------------------------------------------------------------
No Class I sales  The Class I shares of both funds have the same characteristics
charges and       and fee structures.
12b-1 fees        o  Class I shares have no sales  charges or  distribution  or service (12b-1) fees.
                  o  Class I shares are available to certain types of investors specified in each fund's Class I share prospectus.
--------------------------------------------------------------------------------
12b-1 fees        o  These  fees are paid out of a class's  assets on an ongoing basis.  Over time these fees will increase the cost
                     of investments  and may cost more than other types of sales charges.
--------------------------------------------------------------------------------

COMPARISON OF BUYING, SELLING AND EXCHANGING SHARES
--------------------------------------------------------------------------------
Buying shares        Investors  may buy shares at their  public  offering price through  a  financial  representative  or the  funds'
                     transfer  agent,  John  Hancock  Signature  Services, Inc.
                     ("Signature Services"). After April 9, 2007, investors will not be allowed to open new  accounts in Mid Cap Growth Fund but can add to existing accounts.
--------------------------------------------------------------------------------
Minimum initial      CLASS A, CLASS B AND CLASS C SHARES:  $1,000 for
investment           non-retirement accounts, $500 for retirement accounts and
                     $250 per account opened for group investments.  Investments also may be made on a Monthly Automatic Accumulation Plan, which requires $25 to open an account followed by a monthly minimum of $25 thereafter.
                     CLASS I SHARES:  $10,000. No minimum initial investment for retirement plans with at least 350 eligible employees.
--------------------------------------------------------------------------------
Exchanging shares    CLASS A, CLASS B AND CLASS C SHARES: Shareholders may
                     exchange their shares at net asset value ("NAV"), generally with no  additional  sales  charge,  for shares of the same class of any other John Hancock fund.
                     CLASS I SHARES: Shareholders  may exchange their shares for either Class I shares of another John Hancock fund or Money
                     Market Fund Class A shares.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Selling shares       Shareholders  may sell their shares by  submitting a
                     proper written, internet or telephone  request to Signature
                     Services.
--------------------------------------------------------------------------------
Net Asset Value      All purchases, exchanges and sales are made at a price
                     based on the next NAV per share of a class of the fund to
                     be calculated  after  Signature  Services  receives your
                     request in good order.  Both funds' NAVs are determined  at the close of regular trading on the New York Stock
                     Exchange, which is normally 4:00 p.m. Eastern Time.
--------------------------------------------------------------------------------

COMPARISON OF EXPENSES

As the tables below indicate, the hypothetical PRO FORMA ("pro forma") net annual operating expenses of Growth Opportunities Fund after the Reorganization are expected to be lower than your fund's net annual operating expenses for Class A, Class B and Class C shares. While your fund's management fee at the higher asset break-point levels is lower than Growth Opportunities Fund's management fee, this difference is offset by JHIMS' expense limitation arrangement under which JHIMS is contractually bound to limit fund-level expenses (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, advisory fees, Rule 12b-1 fees, transfer agency fees, blue-sky fees, shareholder services fees under any agreement or plans of the fund, and printing and postage) of Growth Opportunities Fund to 0.24% of the average daily net assets, on an annual basis, and to limit class-level expenses (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses and shareholder services fees under any agreement or plans of the fund) for Class A to 1.54%, Class B to 2.24%, Class C to 2.24% and Class I to 1.14%. This undertaking is binding upon JHIMS and expires June 30, 2007.

In addition, Signature Services has agreed to limit transfer agent fees for your fund to 0.25% of the fund's average daily net assets on an annual basis, at least until February 28, 2008.

THE FUNDS' EXPENSES

Shareholders of both funds pay various expenses, either directly or indirectly. Transaction expenses are charged directly to your account. Operating expenses are paid from a fund's assets, and therefore are paid by shareholders indirectly. Future expenses for all share classes may be greater or less.

The following expense tables briefly describe the fees and the expenses that shareholders of Mid Cap Growth Fund and Growth Opportunities Fund may pay if they buy and hold shares of each respective fund and are based on expenses paid by Mid Cap Growth Fund for the 12-month period ended October 31, 2006 and projected expenses for Growth Opportunities Fund for the first 12-month period. The tables also show the pro forma expenses of Growth Opportunities Fund assuming the Reorganization with Mid Cap Growth Fund occurred on September 1, 2005. Growth Opportunities Fund's expenses after the Reorganization may be greater or less than those shown.

                                                                          GROWTH OPPORTUNITIES
                                                                                  FUND
                                                                               (PRO FORMA)
                                                             GROWTH             (ASSUMING
                                              MID CAP     OPPORTUNITIES    REORGANIZATION WITH
                                            GROWTH FUND       FUND        MID CAP GROWTH FUND)
                                              CLASS A        CLASS A             CLASS A
-------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
-------------------------------------------------------------------------------------------------
MAXIMUM FRONT-END SALES CHARGE (LOAD) ON        5.00%          5.00%          5.00%
PURCHASES AS A % OF PURCHASE PRICE
-------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) AS          (2)           (2)            (2)
A % OF PURCHASE OR SALE PRICE, WHICHEVER
IS LESS
-------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
-------------------------------------------------------------------------------------------------
MANAGEMENT FEE                                  0.80%(3)       0.80%(3)       0.80%(3)
-------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES           0.30%          0.30%          0.30%
-------------------------------------------------------------------------------------------------
OTHER EXPENSES                                  0.54%          1.49%          0.34%
-------------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                   1.64%(4)       2.59%(5)       1.44%(5)
-------------------------------------------------------------------------------------------------
CONTRACTUAL EXPENSE REIMBURSEMENT               0.09%          1.05%(6)       0.00%(6)
-------------------------------------------------------------------------------------------------
NET ANNUAL OPERATING EXPENSES                   1.55%          1.54%          1.44%
-------------------------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.

(2) A CDSC ranging from 1.00% to 0.25% applies with respect to certain purchases of Class A shares of $1,000,000 or more upon which a commission or finder's fee was paid and that are sold within one year after purchase.

(3) For more information about the management fees, see the section entitled "Comparison of Advisory Arrangements."

(4) Signature Services has agreed to limit transfer agent fees for Mid Cap Growth Fund to 0.25% of the fund's average daily net assets on an annual basis, at least until February 28, 2008.

(5) Signature Services has agreed to voluntarily waive Growth Opportunities Fund's transfer agent fees in excess of 0.20% through December 31, 2007.

(6) JHIMS has agreed contractually to waive its fee or reimburse Growth Opportunities Fund for certain fund level expenses that exceed 0.24% of the fund's average daily assets (on an annualized basis). JHIMS has further agreed contractually to make a payment to Class A shares of the fund in an amount equal to the amount by which certain expenses attributable to Class A shares exceed 1.54% of the average daily net assets (on an annualized basis) of Class A shares. These expense reimbursements shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to John Hancock Funds III.

                                                                          GROWTH OPPORTUNITIES
                                                                                  FUND
                                                                               (PRO FORMA)
                                                             GROWTH             (ASSUMING
                                              MID CAP     OPPORTUNITIES    REORGANIZATION WITH
                                            GROWTH FUND        FUND       MID CAP GROWTH FUND)
                                              CLASS B        CLASS B             CLASS B
------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
------------------------------------------------------------------------------------------------
MAXIMUM FRONT-END SALES CHARGE (LOAD) ON        none           none            none
PURCHASES AS A % OF PURCHASE PRICE
------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) AS         5.00%          5.00%           5.00%
A % OF PURCHASE OR SALE PRICE, WHICHEVER
IS LESS
------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
------------------------------------------------------------------------------------------------
MANAGEMENT FEE                                  0.80%(2)       0.80%(2)        0.80%(2)
------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES           1.00%          1.00%           1.00%
------------------------------------------------------------------------------------------------
OTHER EXPENSES                                  0.54%          1.49%           0.39%
------------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                   2.34%(3)       3.29%(4)        2.19%(4)
------------------------------------------------------------------------------------------------
CONTRACTUAL EXPENSE REIMBURSEMENT               0.09%          1.05%(5)        0.00%(5)
------------------------------------------------------------------------------------------------
NET ANNUAL OPERATING EXPENSES                   2.25%          2.24%           2.19%
------------------------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.

(2) For more information about the management fees, see the section entitled "Comparison of Advisory Arrangements."

(3) Signature Services has agreed to limit transfer agent fees for Mid Cap Growth Fund to 0.25% of the fund's average daily net assets on an annual basis, at least until February 28, 2008.

(4) Signature Services has agreed to voluntarily waive Growth Opportunities Fund's transfer agent fees in excess of 0.20% through December 31, 2007.

(5) JHIMS has agreed contractually to waive its fee or reimburse Growth Opportunities Fund for certain fund level expenses that exceed 0.24% of the fund's average daily assets (on an annualized basis). JHIMS has further agreed contractually to make a payment to Class B shares of the fund in an amount equal to the amount by which certain expenses attributable to Class B shares exceed 2.24% of the average daily net assets (on an annualized basis) of Class B shares. These expense reimbursements shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to John Hancock Funds III.

                                                                             GROWTH OPPORTUNITIES
                                                                                     FUND
                                                                                 (PRO FORMA)
                                                              GROWTH              (ASSUMING
                                              MID CAP      OPPORTUNITIES   REORGANIZATION WITH MID
                                            GROWTH FUND        FUND            CAP GROWTH FUND)
                                              CLASS C         CLASS C              CLASS C
----------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES(1)
----------------------------------------------------------------------------------------------------
MAXIMUM FRONT-END SALES CHARGE (LOAD) ON        none           none             none
PURCHASES AS A % OF PURCHASE PRICE
----------------------------------------------------------------------------------------------------
MAXIMUM DEFERRED SALES CHARGE (LOAD) AS         1.00%          1.00%            1.00%
A % OF PURCHASE OR SALE PRICE, WHICHEVER
IS LESS
----------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
----------------------------------------------------------------------------------------------------
MANAGEMENT FEE                                  0.80%(2)       0.80%(2)         0.80%(2)
----------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES           1.00%          1.00%            1.00%
----------------------------------------------------------------------------------------------------
OTHER EXPENSES                                  0.54%          1.49%            0.75%
----------------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                   2.34%(3)       3.29%(4)         2.55%(4)
----------------------------------------------------------------------------------------------------
CONTRACTUAL EXPENSE REIMBURSEMENT               0.09%          1.05%(5)         0.31%(5)
----------------------------------------------------------------------------------------------------
NET ANNUAL OPERATING EXPENSES                   2.25%          2.24%            2.24%
----------------------------------------------------------------------------------------------------

(1) A $4.00 fee will be charged for wire redemptions.

(2) For more information about the management fees, see the section entitled "Comparison of Advisory Arrangements."

(3) Signature Services has agreed to limit transfer agent fees for Mid Cap Growth Fund to 0.25% of the fund's average daily net assets on an annual basis, at least until February 28, 2008.

(4) Signature Services has agreed to voluntarily waive Growth Opportunities Fund's transfer agent fees in excess of 0.20% through December 31, 2007.

(5) JHIMS has agreed contractually to waive its fee or reimburse Growth Opportunities Fund for certain fund level expenses that exceed 0.24% of the fund's average daily assets (on an annualized basis). JHIMS has further agreed contractually to make a payment to Class C shares of the fund in an amount equal to the amount by which certain expenses attributable to Class C shares exceed 2.24% of the average daily net assets (on an annualized basis) of Class C shares. These expense reimbursements shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to John Hancock Funds III.

                                                                          GROWTH OPPORTUNITIES
                                                                                  FUND
                                                                               (PRO FORMA)
                                                              GROWTH            (ASSUMING
                                              MID CAP     OPPORTUNITIES    REORGANIZATION WITH
                                            GROWTH FUND        FUND       MID CAP GROWTH FUND)
                                              CLASS I        CLASS I             CLASS I
------------------------------------------------------------------------------------------------
ANNUAL OPERATING EXPENSES
------------------------------------------------------------------------------------------------
MANAGEMENT FEE                                  0.80%(1)       0.80%(1)        0.80%(1)
------------------------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE (12B-1) FEES           0.00%          0.00%           0.00%
------------------------------------------------------------------------------------------------
OTHER EXPENSES                                  0.28%          1.24%           9.77%
------------------------------------------------------------------------------------------------
TOTAL FUND OPERATING EXPENSES                   1.08%(2)       2.04%(3)        10.57%(3)
------------------------------------------------------------------------------------------------
CONTRACTUAL EXPENSE REIMBURSEMENT               0.08%          0.90%(4)        9.57%(4)
------------------------------------------------------------------------------------------------
NET ANNUAL OPERATING EXPENSES                   1.00%          1.14%           1.00%
------------------------------------------------------------------------------------------------

(1) For more information about the management fees, see the section entitled "Comparison of Advisory Arrangements."

(2) Signature Services has agreed to limit transfer agent fees for Mid Cap Growth Fund to 0.25% of the fund's average daily net assets on an annual basis, at least until February 28, 2008.

(3) Signature Services has agreed to voluntarily waive Growth Opportunities Fund's transfer agent fees in excess of 0.20% through December 31, 2007.

(4) JHIMS has agreed contractually to waive its fee or reimburse Growth Opportunities Fund for certain fund level expenses that exceed 0.24% of the fund's average daily assets (on an annualized basis). JHIMS has further agreed contractually to make a payment to Class I shares of the fund in an amount equal to the amount by which certain expenses attributable to Class I shares exceed 1.14% of the average daily net assets (on an annualized basis) of Class I shares. Upon completion of the Reorganization, this rate will decrease to 1.00% of the average daily net assets (on an annualized basis) of Class I shares. These expense reimbursements shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to John Hancock Funds III.

EXAMPLES

The hypothetical examples below show what your expenses would be if you invested $10,000 over the time frames indicated for your fund and Growth Opportunities Fund, based on fees and expenses incurred during the 12-month period ended
October 31, 2006 for Mid Cap Growth Fund and projected expenses for Growth Opportunities Fund for the first 12-month period. Year 1 expenses only for Growth Opportunities are calculated based upon net annual operating expenses after the expense reimbursement. Pro forma expenses are included assuming a Reorganization with your fund and Growth Opportunities Fund. Each example assumes that you reinvested all distributions and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of Mid Cap Growth Fund or Growth Opportunities Fund's actual expenses or returns, either past or future.

                                                    GROWTH OPPORTUNITIES
                                                             FUND
                                     GROWTH         (PRO FORMA) (ASSUMING
                     MID CAP     OPPORTUNITIES       REORGANIZATION WITH
                   GROWTH FUND        FUND           MID CAP GROWTH FUND)
--------------------------------------------------------------------------------
CLASS A
--------------------------------------------------------------------------------
Year 1             $650          $649                $639
Year 3             $983          $1,170              $933
Year 5             $1,339        $1,717              $1,248
Year 10            $2,339        $3,204              $2,138

                                                    GROWTH OPPORTUNITIES
                                                             FUND
                                     GROWTH         (PRO FORMA) (ASSUMING
                     MID CAP     OPPORTUNITIES       REORGANIZATION WITH
                   GROWTH FUND        FUND           MID CAP GROWTH FUND)
--------------------------------------------------------------------------------
CLASS B - ASSUMING REDEMPTION AT END OF PERIOD
--------------------------------------------------------------------------------
Year 1             $728          $727                $722
Year 3             $1,022        $1,215              $985
Year 5             $1,442        $1,826              $1,375
Year 10            $2,669        $3,514              $2,524

CLASS B - ASSUMING NO REDEMPTION
--------------------------------------------------------------------------------
Year 1             $228          $227                $222
Year 3             $722          $915                $685
Year 5             $1,242        $1,626              $1,175
Year 10            $2,669        $3,514              $2,524

CLASS C - ASSUMING REDEMPTION AT END OF PERIOD
--------------------------------------------------------------------------------
Year 1             $328          $327                $327
Year 3             $722          $915                $764
Year 5             $1,242        $1,626              $1,328
Year 10            $2,669        $3,514              $2,862

CLASS C - ASSUMING NO REDEMPTION
--------------------------------------------------------------------------------
Year 1             $228          $227                $227
Year 3             $722          $915                $764
Year 5             $1,242        $1,626              $1,328
Year 10            $2,669        $3,514              $2,862

CLASS I
--------------------------------------------------------------------------------
Year 1             $102          $116                $102
Year 3             $336          $553                $2,180
Year 5             $588          $1,015              $4,033
Year 10            $1,310        $2,297              $7,834

COMPARISON OF ADVISORY ARRANGEMENTS

Your   fund's  and  Growth  Opportunities   Fund's   advisory   agreements   are
substantially similar. However, the management fees, subadvisory fees and expense limitation arrangements differ as set forth below. Although Growth Opportunities Fund's management fee is the same (and higher than your fund's management fee at higher asset levels), Growth Opportunities Fund has a contractual expense limitation agreement with JHIMS in place to limit expenses to certain amounts, whereas your fund does not have a contractual expense limitation currently in effect.

MANAGEMENT ARRANGEMENTS

Each fund pays monthly management fees equal to the following annual percentage of its average daily net assets:

FUND AVERAGE DAILY NET ASSETS*                 ANNUAL FEE RATE
--------------------------------------------------------------------------------
                                MID CAP GROWTH FUND   GROWTH OPPORTUNITIES FUND*
                                       (JHA)                   (JHIMS)
--------------------------------------------------------------------------------
First $500 million                     0.80%                    0.80%
--------------------------------------------------------------------------------
Next $500 million                      0.75%                    0.78%
--------------------------------------------------------------------------------
Next $1.5 billion                      0.70%                    0.77%
--------------------------------------------------------------------------------
Amounts over $2.5 billion              0.70%                    0.76%
--------------------------------------------------------------------------------

* Based  on  combined  assets  of (1)  Growth  Opportunities  Fund,  (2)  Growth
Opportunities Fund, a series of John Hancock Funds II and (3) Growth Opportunities Trust, a series of John Hancock Trust, each of which is also managed by JHIMS.

SUBADVISORY ARRANGEMENTS

Monthly subadvisory fees are equal to the following annual percentage of its average daily net assets:

FUND AVERAGE DAILY NET ASSETS                   ANNUAL FEE RATE
--------------------------------------------------------------------------------
                                MID CAP GROWTH FUND   GROWTH OPPORTUNITIES FUND*
                                       (MFC)                   (GMO)
--------------------------------------------------------------------------------
First $500 million                     0.35%                   0.35%
--------------------------------------------------------------------------------
Next $500 million                      0.30%                   0.33%
--------------------------------------------------------------------------------
Next $1.5 billion                      0.25%                   0.32%
--------------------------------------------------------------------------------
Amounts over $2.5 billion              0.25%                   0.31%
--------------------------------------------------------------------------------

* Based  on  combined  assets  of (1)  Growth  Opportunities  Fund,  (2)  Growth
Opportunities Fund, a series of John Hancock Funds II and (3) Growth Opportunities Trust, a series of John Hancock Trust, each of which is also subadvised by GMO.

EXPENSE LIMITATION ARRANGEMENT

For Growth Opportunities Fund, JHIMS has agreed contractually (i) to reimburse for certain fund level expenses (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses, advisory fees, Rule 12b-1 fees, transfer agency fees, blue-sky fees, shareholder services fees under any agreement or plans of the fund, and printing and postage) that exceed 0.24% of the average annual net assets or (ii) to make a payment to a specific class of shares of the fund in an amount equal to the amount by which the expenses attributable to such class of shares (excluding taxes, portfolio brokerage commissions, interest, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the fund's business and fees under any agreement or plans of the fund dealing with services for shareholders and others with beneficial interests in Class B shares) exceed the percentage of average annual net assets (on an annualized basis) attributable as follows: 1.54% for Class A, 2.24% for Class B, 2.24% for Class C and 1.14% for Class I. This expense reimbursement shall continue in effect until June 30, 2007 and thereafter until terminated by JHIMS on notice to the fund. Mid Cap Growth Fund has no similar expense limitation agreement.

For Mid Cap Growth Fund, Signature Services has agreed to limit transfer agent fees for the fund to 0.25% of the fund's average daily net assets on an annual basis, at least until June 30, 2007.

SEC EXEMPTIVE ORDER. Growth Opportunities Fund relies on an order from the SEC permitting JHIMS, subject to approval of John Hancock Funds III board of trustees (the "Funds III Board of Trustees"), to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. Growth Opportunities Fund, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit JHIMS to appoint a subadviser that is an affiliate of JHIMS or Growth Opportunities Fund (other than by reason of serving as subadviser to a portfolio) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders. Currently, your fund cannot rely on such an order.

CONFLICTS OF INTEREST. JHIMS has also agreed that, subject to its fiduciary duties as an investment adviser to Growth Opportunities Fund and its shareholders, it will not recommend to the Funds III Board of Trustees to terminate Growth Opportunities Fund's subadvisory agreement with GMO, or to reduce any of the fees payable thereunder to GMO, for a five-year period from the date of effectiveness of the agreement. Substantially similar agreements (with varying amounts to be paid upon termination) also apply with respect to certain other John Hancock funds that are or will be advised by JHIMS and subadvised by GMO. John Hancock Funds III is not a party to any of these arrangements, and they are not binding upon the John Hancock Funds III, the funds subadvised by GMO or the Funds III Board of Trustees. However, these arrangements present certain conflicts of interest because JHIMS has a financial incentive to support the continuation of GMO's subadvisory agreements for as long as the termination provisions described above remain in effect. In approving Growth Opportunities Fund's advisory agreement and the subadvisory agreement, the Funds III Board of Trustees, including the independent trustees, was aware of and considered these potential conflicts of interest, including any financial obligations of JHIMS to GMO.

COMPARISON OF DISTRIBUTION PLANS

While your fund's Rule 12b-1 plans provide for reimbursement to John Hancock Funds, LLC ("John Hancock Funds") for its payment of certain distribution and shareholder service expenses of your fund, Growth Opportunities Fund's Rule 12b-1 provides for direct payment of distribution and shareholder service fees to John Hancock Funds. Since Growth Opportunities Fund's Rule 12b-1 Plan is not a "reimbursement" type plan, any unreimbursed distribution and shareholder service expenses incurred under your fund's Rule 12b-1 plans will not be reimbursable under Growth Opportunities Fund's Rule 12b-1 plans.

COMPARISON OF INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table compares the principal risks affecting each fund.

In deciding whether to approve the Reorganization, you should consider the similarities and differences between your fund and Growth Opportunities Fund. In particular, you should consider whether the amount and character of investment risk involved in the authorized investments of Growth Opportunities Fund is commensurate with the amount of risk involved in the authorized investments of your fund.

                            MID CAP GROWTH FUND        GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
Market Risk                 The  value  of your  investment  will  fluctuate  in
                            response to stock market movements.
--------------------------------------------------------------------------------
Management Risk             A  fund's  management  strategy  has  a  significant
                            influence on fund performance.  In addition,  if the
                            manager's  security  selection   strategies  do  not
                            perform as expected,  a fund could  underperform its
                            peer or lose money.
--------------------------------------------------------------------------------
Medium Capitalization       Medium-capitalization  stocks  tend   to   be   more
Company Risk                volatile than stocks of larger  companies,  and as a
                            group  could  fall  out of favor  with  the  market,
                            causing  a fund  to  underperform  investments  that
                            focus  either  on  small-  or   large-capitalization
                            stocks.
--------------------------------------------------------------------------------
Small-Capitalization        Not applicable.          Stocks  of small  companies
Company Risk                                         are  more   volatile   than
                                                     stocks of larger companies.
                                                     Many smaller companies have
                                                     short track records, narrow
                                                     product   lines   or  niche
                                                     markets, making them highly
                                                     vulnerable    to   isolated
                                                     business  setbacks.   In  a
                                                     down                market,
                                                     small-capitalization stocks
                                                     could   become   harder  to
                                                     value  or to sell at a fair
                                                     price.
--------------------------------------------------------------------------------
Growth Securities Risk      The fund  focuses  on  growth  stocks,  which  could
                            underperform value stocks.
--------------------------------------------------------------------------------
Industry Risk               To the  extent  that  the  fund  invests  in a given
                            industry,  its  performance  will  be  hurt  if that
                            industry performs poorly.
--------------------------------------------------------------------------------
Derivatives Risk            Certain  derivatives  could produce disproportionate
                            losses.
--------------------------------------------------------------------------------
Liquidity                   Risk  In a down market,  higher-risk  securities and
                            derivatives  could become harder to value or to sell
                            at a fair price.
--------------------------------------------------------------------------------
Non-diversification Risk    Not applicable.          The fund focuses on a small
                                                     number of companies, making
                                                     it  highly  vulnerable   to
                                                     isolated business setbacks.
                                                     If the fund invests heavily
                                                     in  a  single  issuer,  its
                                                     performance   could  suffer
                                                     significantly from  adverse
                                                     events    affecting    that
                                                     issuer.
--------------------------------------------------------------------------------
Foreign Investment Risk      Foreign investments     Not  applicable   to   same
                             carry additional        degree.
                             risks, including
                             potentially unfavorable
                             currency exchange rates,
                             inadequate or inaccurate
                             financial information
                             and social or political
                             instability.
--------------------------------------------------------------------------------

COMPARISON OF FUND PERFORMANCE

Past performance records of Mid Cap Growth Fund through December 31, 2006, including (1) calendar year total returns (without sales charges) and (2) average annual total returns (including imposition of sales charges) are set forth under "Past Performance of Mid Cap Growth Fund" on page [17] of this proxy statement and prospectus. Growth Opportunities Fund has less than a full calendar year of performance and as such, no performance information is presented.

PROPOSAL TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

DESCRIPTION OF REORGANIZATION

You are being asked to approve the Agreement, a form of which is attached to this proxy statement as Exhibit A. Additional information about the Reorganization and the Agreement is set forth below under "Further Information on the Reorganization." The Agreement provides for a Reorganization on the following terms:

   o The Reorganization is scheduled to occur at 5:00 p.m., Eastern Time, on Friday, April 20, 2007, but may occur on any later date on or before October 1, 2007. Mid Cap Growth Fund will transfer all of its assets to Growth Opportunities Fund and Growth Opportunities Fund will assume substantially all of Mid Cap Growth Fund's liabilities. This will result in the addition of Mid Cap Growth Fund's assets to Growth Opportunities Fund's portfolio. The net asset value of both funds will be computed as of 4:00 p.m., Eastern Time, on the closing date of the Reorganization.

   o Growth Opportunities Fund will issue Class A shares to Mid Cap Growth Fund in an amount equal to the net assets attributable to Mid Cap Growth Fund's Class A shares. As part of the liquidation of Mid Cap Growth Fund, these shares will immediately be distributed to Class A shareholders of record of Mid Cap Growth Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class A shareholders of Mid Cap Growth Fund will become Class A shareholders of Growth Opportunities Fund.

   o Growth Opportunities Fund will issue Class B shares to Mid Cap Growth Fund in an amount equal to the net assets attributable to Mid Cap Growth Fund's Class B shares. As part of the liquidation of Mid Cap Growth Fund, these shares will immediately be distributed to Class B shareholders of record of Mid Cap Growth Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class B shareholders of Mid Cap Growth Fund will become Class B shareholders of Growth Opportunities Fund.

   o Growth Opportunities Fund will issue Class C shares to Mid Cap Growth Fund in an amount equal to the net assets attributable to Mid Cap Growth Fund's Class C shares. As part of the liquidation of Mid Cap Growth Fund, these shares will immediately be distributed to Class C shareholders of record of Mid Cap Growth Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class C shareholders of Mid Cap Growth Fund will become Class C shareholders of Growth Opportunities Fund.

   o Growth Opportunities Fund will issue Class I shares to Mid Cap Growth Fund in an amount equal to the net assets attributable to Mid Cap Growth Fund's Class I shares. As part of the liquidation of Mid Cap Growth Fund, these shares will immediately be distributed to Class I shareholders of record of Mid Cap Growth Fund in proportion to their holdings on the closing date of the Reorganization. As a result, Class I shareholders of Mid Cap Growth Fund will become Class I shareholders of Growth Opportunities Fund.

   o After the shares are issued, the existence of Mid Cap Growth Fund will be terminated.

REASONS FOR THE PROPOSED REORGANIZATION

The Trust III Board of Trustees believes that the proposed Reorganization will be advantageous to the shareholders of your fund for several reasons. The Trust III Board of Trustees (with the advice and assistance of independent counsel) considered the following matters, among others and in no order of priority, in approving the proposal.

FIRST, the Reorganization would permit your fund's shareholders to pursue similar investment objectives in a larger fund utilizing substantially similar investment policies. Both funds focus on equity securities of mid-cap companies, although Growth Opportunities Fund also invests in small-cap companies. The greater asset size of the combined fund may allow it, relative to your fund, to (i) obtain better net prices on securities trades and (ii) reduce per-share expenses by spreading fixed costs over a larger asset base.

SECOND, the management team believes that, in the current market environment, Growth Opportunities Fund is better positioned to grow assets in a small- to mid-cap strategy than your fund.

THIRD, a combined fund offers economies of scale that may lead to lower per share expenses for Class A, Class B and Class C shares. Both funds incur costs for legal, accounting, transfer agency services, insurance, and custodial and administrative services. Many of these resources and costs are duplicative and there may be an opportunity to reduce Growth Opportunities Fund's expense ratio over time because of economies of scale if the funds are combined.

FOURTH, the combined fund is expected to have projected net annual operating expenses below those of Mid Cap Growth Fund for Class A, Class B and Class C shares prior to the Reorganization after taking into account any fee waivers/expense limitation arrangements, although the management fee of Growth Opportunities Fund is higher than Mid Cap Growth Fund at higher asset break-point levels.

FIFTH, Growth Opportunities Fund's performance is modestly better than Mid Cap Growth Fund's performance for the same period.

SIXTH, the combined fund offers additional classes with greater distribution capabilities than Mid Cap Growth Fund. The combined fund provides access to different distribution channels and a greater variety of asset bases. Access to greater distribution channels will help grow fund assets and may result in economies of scale that may help reduce the combined fund's expense ratio over time.

SEVENTH, the fact that shareholders of Mid Cap Growth Fund will experience no change in shareholder services as a result of the Reorganization and that JHIMS has access to the same resources, management and personnel as JHA, and JHIMS will provide similar supervisory services to the combined fund.

EIGHTH, shareholders of Mid Cap Growth Fund will gain access to GMO's significant expertise in global equity investing. GMO manages over $120 billion in assets for many of the world's leading corporations and institutions. This expertise is normally only available to investors with a minimum of $10 million to invest. However, Growth Opportunities Fund makes this expertise available to the average investor.

NINTH, the costs of the Reorganization will be borne by JHIMS.

The Trust III Board of Trustees reviewed the historical performance of Mid Cap Growth Fund and Growth Opportunities Fund's performance and the relative benchmarks, although no assurances may be given that the combined fund will achieve any particular level of performance after the Reorganization. Because the combined fund will most closely resemble Growth Opportunities Fund, Growth Opportunities Fund will be the accounting survivor of the Reorganization. As such, the combined fund will assume the performance history of Growth Opportunities Fund at the closing of the Reorganization.

In evaluating the proposed Reorganization, the Trust III Board of Trustees also considered that JHA proposes to sell as much of your fund's portfolio prior to the closing as is consistent with the treatment of the Reorganization as tax-free. The portfolio managers of Growth Opportunities Fund have indicated that a portion of the portfolio holdings of your fund are not consistent with Growth Opportunities Fund's investment process. Your fund will incur brokerage commissions and other transaction costs in connection with such transactions, reducing the net asset value of your shares. While these transactions may also generate capital gains, your fund has capital losses that, subject to certain limitations, will be available to offset any capital gains.

The Funds III Board of Trustees considered that to the extent that any portfolio securities of Mid Cap Growth Fund are retained, the Reorganization presents an opportunity for Growth Opportunities Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that a fund normally incurs when purchasing securities. This opportunity may provide an economic benefit to Growth Opportunities Fund and its shareholders.

The boards of trustees of both funds also considered other benefits that JHA, JHIMS and the funds' distributor may receive from the Reorganization. For example, JHIMS and its affiliates might achieve cost savings from managing one larger fund compared to managing more than one fund following similar investment policies. The boards of trustees believe, however, that these savings will not amount to a significant economic benefit to JHIMS or its affiliates or distributor.

PAST PERFORMANCE OF MID CAP GROWTH FUND

Set forth below is past performance information for Mid Cap Growth Fund, which may help provide an indication of Mid Cap Growth Fund's risk. Growth Opportunities Fund has less than a full calendar year of performance and as such, no performance information is presented.

The bar chart under "Calendar Year Total Returns" shows how Mid Cap Growth Fund's Class A total return (not including any deduction for sales charges) has varied from year to year for each full calendar year. The table under "Average Annual Total Returns" shows average annual total return for Mid Cap Growth Fund over time, for each class of shares (including deductions for sales charges) compared with broad-based securities market indices. The average annual total returns for Class C have been adjusted to reflect the elimination of the front-end sales charge effective July 15, 2004. Class A performance is shown both before and after taxes. All figures assume dividend reinvestment. Past performance before and after taxes does not indicate future results.

CALENDAR YEAR TOTAL RETURNS - CLASS A SHARES (WITHOUT SALES CHARGE)

MID CAP GROWTH FUND
   1997            2.37%
   1998            6.53%
   1999           58.17%
   2000          -13.52%
   2001          -33.59%
   2002          -24.88%
   2003           34.83%
   2004            4.94%
   2005           11.82%
   2006            6.95%

QUARTERLY RETURNS

During the period shown in the above bar chart, Mid Cap Growth Fund's highest quarterly return was 45.43% for the quarter ended December 31, 1999, and the lowest quarterly return was -30.04% for the quarter ended March 31, 2001.

AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2006 (INCLUDING SALES CHARGE)

MID CAP GROWTH FUND

                                                                          LIFE OF       LIFE OF
                                          1-YEAR     5-YEAR     10-YEAR   CLASS C(1)   CLASS I(2)
--------------------------------------------------------------------------------------------------
Class A before tax                        1.58%      3.85%       1.81%      --         --
--------------------------------------------------------------------------------------------------
Class A after tax on distributions(3)     1.58%      3.85%       1.24%      --         --
--------------------------------------------------------------------------------------------------
Class A after tax on distributions,       1.03%      3.31%       1.34%      --         --
with sale(3)
--------------------------------------------------------------------------------------------------
Class B before tax                        1.17%      3.82%       1.77%      --         --
--------------------------------------------------------------------------------------------------
Class C before tax                        5.28%      4.18%       --         1.21%      --
--------------------------------------------------------------------------------------------------
Class I before tax                        9.13%      --          --         --         7.31%
--------------------------------------------------------------------------------------------------
Standard & Poor's 500 Index(4)            15.79%     6.19%       8.42%      4.74%      6.67%
--------------------------------------------------------------------------------------------------
Russell Midcap Growth Index(5)            10.66%     8.22%       8.62%      6.61%      9.91%

(1) Class A and Class B began November 1, 1993 and Class C began June 1, 1998.

(2) Class I began March 1, 2002.

(3) After-tax returns are shown for Class A shares only and would be different for the other classes. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(4) STANDARD & POOR'S 500 INDEX is an unmanaged index 500 widely traded stocks and reflects no fees or taxes.

(5) RUSSELL MIDCAP GROWTH INDEX is an unmanaged index containing those stocks from the Russell Midcap Index with a greater-than-average growth orientation and reflects no fees or taxes.

FURTHER INFORMATION ON THE REORGANIZATION

TAX STATUS OF THE REORGANIZATION

The Reorganization is not intended to result in income, gain or loss for federal income tax purposes to the Acquiring Fund, the Acquired Fund or the shareholders of the Acquired Fund and will not take place unless the funds receive a satisfactory opinion from Kirkpatrick & Lockhart Preston Gates Ellis LLP, substantially to the effect that the Reorganization will be a "reorganization" within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

As a result, with respect to the Reorganization, for federal income tax purposes:

   o No gain or loss will be recognized by the Acquired Fund upon (1) the transfer of all of its assets to the Acquiring Fund as described above or
       (2) the distribution by the Acquired Fund of the Acquiring Fund shares to the Acquired Fund's shareholders;

   o No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund's assets solely in exchange for the issuance of the Acquiring Fund shares to the Acquired Fund and the assumption of the Acquired Fund's liabilities by the Acquiring Fund;

   o The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be the same as the basis of those assets in the hands of the Acquired Fund immediately before the transfer;

   o The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the Acquired Fund's tax holding period for those assets;

   o You will not recognize gain or loss upon the exchange of your shares of the Acquired Fund solely for the Acquiring Fund shares as part of the Reorganization;

   o The aggregate tax basis of the Acquiring Fund shares received by you in the Reorganization will be the same as the aggregate tax basis of your shares of the Acquired Fund surrendered in exchange; and

   o The tax holding period of the Acquiring Fund shares you receive will include the tax holding period of the shares of the Acquired Fund that you surrender in the exchange, provided that the shares of the Acquired Fund were held by you as capital assets on the date of the exchange.

In rendering such opinion, counsel shall rely upon, among other things, reasonable assumptions, as well as representations of the Acquired Fund and the Acquiring Fund.

No tax ruling has been or will be received from the Internal Revenue Service ("IRS") in connection with the Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Prior to the closing of the Reorganization, the Acquired Fund will, and the Acquiring Fund may, declare a distribution to shareholders that, together with all previous distributions, will have the effect of distributing to shareholders all of its investment company taxable income (computed without regard to the deduction for dividends paid) and net capital gains, including those realized on disposition of portfolio securities in connection with the Reorganization (after reduction by any available capital loss carryforwards), if any, through the closing of the Reorganization. Such distributions will be taxable to shareholders.

As of October 31, 2006, Acquired Fund had an unused capital loss carryforward of approximately $66.9 million. Capital loss carryforwards are considered valuable tax attributes because they can reduce a fund's future taxable income and thus reduce the taxable amount distributed to fund shareholders.

The proposed Reorganization will affect the use of these tax attributes in two respects. The first concerns the "sharing" of these tax attributes with the shareholders of the Acquiring Fund. If there were no Reorganization, these tax attributes would inure solely to the benefit of the shareholders of the Acquired Fund. If the Reorganization occurs, these tax attributes carry over (subject to the limitations described below) to the Acquiring Fund. That means that any resulting tax benefits inure to all shareholders of the post-Reorganization Growth Opportunities Fund (i.e., both pre-Reorganization shareholders of the Acquired Fund and pre-Reorganization shareholders of the Acquiring Fund).

The second manner in which the Reorganization will affect the use of the capital loss carryforward and built-in losses concerns certain limitations imposed under the Code with respect to the use of these losses. Generally, when ownership of a "loss corporation" such as the Acquired Fund changes for tax purposes in connection with a reorganization (as will be the case here), the Code imposes various limitations on the use of loss carryforwards following the change of ownership. The amount of such loss carryforwards that can be used each year to offset post- acquisition income is generally limited to an amount equal to the "federal long- term tax-exempt rate" (the applicable rate as of January 2007 was 4.15%) multiplied by the value of the "loss corporation's" equity. Furthermore, capital losses may generally be carried forward for only eight years in the case of regulated investment companies. These limitations would result in forfeiture in the ability to use approximately $54 million of the Acquired Fund's capital loss carryforward. However, there is no assurance that such losses would be used even in the absence of the Reorganization.

The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens of or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction.

This description of the federal income tax consequences of the Reorganization is made without regard to the particular circumstances of any shareholder. Shareholders are urged to consult their own tax advisors as to the specific consequences to them of the Reorganization, including the applicability and effect of state, local, non-U.S. and other tax laws.

ADDITIONAL TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

Certain terms of the Agreement are described above. The following is a summary of certain additional terms of the Agreement. This summary and any other description of the terms of the Agreement contained in this proxy statement and prospectus are qualified in their entirety by Exhibit A, which is the Form of Agreement and Plan of Reorganization in its entirety, that is proposed for the Reorganization.

SURRENDER OF SHARE CERTIFICATES. If your shares are represented by one or more share certificates before the closing date of the Reorganization, you must either surrender the certificates to your fund(s) or deliver to your fund(s) a lost certificate affidavit, in the form of and accompanied by the surety bonds that your fund(s) may require (collectively, an "Affidavit"). On the closing date of the Reorganization, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of Growth Opportunities Fund shares. Shareholders may not redeem or transfer Growth Opportunities Fund shares received in the Reorganization until they have surrendered their fund share certificates or delivered an Affidavit. Growth Opportunities Fund will not issue share certificates in the Reorganization.

CONDITIONS TO CLOSING THE REORGANIZATION. The obligation of the Acquired Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the performance by the Acquiring Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 8).

The obligation of the Acquiring Fund to consummate the Reorganization is subject to the satisfaction of certain conditions, including the Acquired Fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from the Acquired Fund and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Agreement, paragraph 9).

The obligations of the Acquired Fund and the Acquiring Fund are subject to approval of the Agreement by the necessary vote of the outstanding shares of the Acquired Fund, in accordance with the provisions of Acquired Fund's declaration of trust and by-laws. The fund's obligations are also subject to the receipt of a favorable opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP as to the federal income tax consequences of the Reorganization (see Agreement, paragraphs 9(a) and 8(f)).

TERMINATION OF AGREEMENT. The board of trustees of the Acquired Fund (Trust III Board of Trustees) or the Acquiring Fund (Fund III Board of Trustees) may terminate the Agreement (even if the shareholders of the Acquired Fund have already approved it) at any time before the Reorganization date, if that board of trustees believes that proceeding with the Reorganization would no longer be advisable.

EXPENSES  OF  THE  REORGANIZATION.   JHIMS  will  pay  the  Reorganization costs
incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the Reorganization occurs.

CAPITALIZATION

With respect to the proposal, the following tables set forth the capitalization of each fund as of August 31, 2006, and the pro forma combined capitalization of both funds as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Reorganization date may vary from the exchange ratios indicated. This is due to changes in the market value of the portfolio securities of both funds between August 31, 2006, and the Reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of both funds during that period resulting from income and distributions, and changes in the accrued liabilities of both funds during the same period. It is impossible to predict how many shares of the Acquiring Fund will actually be received and distributed by the Acquired Fund on the closing date of the Reorganization. The tables below should not be relied upon to determine the amount of Acquiring Fund shares that will actually be received and distributed.

                                                GROWTH
                               MID CAP      OPPORTUNITIES
                             GROWTH FUND         FUND         PRO FORMA(1)
--------------------------------------------------------------------------------
NET ASSETS (millions)        $123.9         $2.8              $126.7
NET ASSET VALUE PER SHARE
   CLASS A                   $10.10         $21.74            $21.74
   CLASS B                   $9.09          $21.71            $21.71
   CLASS C                   $9.09          $21.71            $21.71
   CLASS I                   $10.60         $21.76            $21.76
SHARES OUTSTANDING
   CLASS A                   9,774,699      107,401           4,647,793
   CLASS B                   2,406,150      7,366             1,014,730
   CLASS C                   367,343        7,955             161,803
   CLASS I                   4,468          5,005             7,182

(1) Assuming the Reorganization of Mid Cap Growth Fund into Growth Opportunities Fund occurs. If the Reorganization of your fund had taken place on August 31, 2006, approximately 0.46 Class A, 0.42 Class B, 0.42 Class C and 0.49 Class I shares of Growth Opportunities Fund would have been issued for each share of Mid Cap Growth Fund, respectively.

ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in each fund's prospectus you can find additional information about the business of each fund.

TYPE OF INFORMATION                      HEADINGS IN EACH PROSPECTUS
--------------------------------------------------------------------------------
Investment objective and policies        Goal   and   Strategy/Main   Risks   or
                                         Principal Risks

Portfolio management                     Management Biographies

Expenses                                 Your Expenses

Custodian                                Business Structure

Shares of beneficial interest            Your Account: Choosing a share class

Purchase of shares                       Your Account:  Choosing a share  class;
                                         How  sales   charges   are  calculated;
                                         Sales  charge reductions  and  waivers;
                                         Opening  an  account;  Buying   shares;
                                         Transaction    policies;     Additional
                                         investor services

Redemption of sale of shares             Your Account: Selling shares; How sales
                                         charges  are  calculated;   Transaction
                                         policies

Dividends, distributions and taxes       Dividends and account policies

BOARD EVALUATION AND RECOMMENDATION

For the reasons described above, Trust III Board of Trustees, including the trustees who are not "interested persons" (as defined in the Investment Company Act of 1940, as amended) of Mid Cap Growth Fund in the Reorganization or JHA ("independent trustees"), approved the Reorganization. In particular, Trust III Board of Trustees determined that the Reorganization is in the best interests of Mid Cap Growth Fund and that the interests of Mid Cap Growth Fund's shareholders would not be diluted as a result of the Reorganization. Similarly, the Funds III Board of Trustees, including the independent trustees, approved the Reorganization. They also determined that the Reorganization is in the best interests of Growth Opportunities Fund and that the interests of Growth
Opportunities Fund's shareholders would not be diluted as a result of the Reorganization.

              ----------------------------------------------------
                    The trustees of your fund recommend that
               shareholders of your fund vote FOR the proposal to
               approve the Agreement and Plan of Reorganization.
              ----------------------------------------------------

VOTING RIGHTS AND REQUIRED VOTE

Each whole share of your fund is entitled to one vote and each fractional share is entitled to a proportionate fractional vote. Approval of the proposal described above requires the affirmative vote of a majority of the outstanding shares of the Acquired Fund entitled to vote on the proposal. For this purpose, the term "vote of a majority of the outstanding shares entitled to vote" shall mean the vote of the lesser of:

     (1) 67% or more of the voting securities present at such meeting, if more than 50% of the outstanding voting securities of the Acquired Fund are present or represented by proxy, or

     (2)  more than 50% of the  outstanding  voting  securities  of the Acquired
          Fund.

SHARES                      QUORUM                        VOTING
--------------------------------------------------------------------------------
In General                  All shares "present" in      Shares "present" at the
                            person or by proxy  are      meeting  will be  voted
                            counted towards a quorum.    in   person   at    the
                                                         meeting.         Shares
                                                         "present" by proxy will
                                                         be voted in  accordance
                                                         with instructions.
--------------------------------------------------------------------------------
Proxy with no Voting        Considered "present" at the  Voted "for" a proposal.
Instruction (other than     meeting.
Broker Non-Vote)
--------------------------------------------------------------------------------
Broker Non-Vote             Considered "present" at the  Not voted. Same  effect
                            meeting.                     as a vote "against."
--------------------------------------------------------------------------------
Abstain                     Considered "present" at the  Not voted. Same  effect
                            meeting.                     as a vote "against."
--------------------------------------------------------------------------------

If the required approval of shareholders is not obtained with respect to the proposal, the Acquired Fund subject to the proposal will continue to engage in business as a separate mutual fund and the Trust III Board of Trustees will consider what further action may be appropriate.

INFORMATION CONCERNING THE MEETING

SOLICITATION OF PROXIES

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, JHA, and its transfer agent, Signature Services; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to the Acquired Fund at a cost of approximately $95,390. JHIMS will pay the costs of preparing, mailing and soliciting proxies, including payments to unaffiliated solicitation firms.

REVOKING PROXIES

Each Acquired Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

     o By filing a written notice of revocation with the Acquired Fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217-1000;

     o By returning a duly executed proxy with a later date before the time of the meeting; or

     o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

OUTSTANDING SHARES AND QUORUM

As of February 9, 2007 (the "record date"), the numbers of shares of beneficial interest of the Acquired Fund outstanding were as follows:

FUND                                                       SHARES OUTSTANDING
--------------------------------------------------------------------------------
 Mid Cap Growth Fund
    Class A                                                   [___________]
    Class B                                                   [___________]
    Class C                                                   [___________]
    Class I                                                   [___________]
 Total                                                        [___________]

Only shareholders of record on the record date are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of the Acquired Fund that are entitled to vote, present in person or represented by proxy, will be considered a quorum for the transaction of business.

OTHER BUSINESS

The Trust III Board of Trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

ADJOURNMENTS

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of a proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of the Acquired Fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of a proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the Reorganization against adjournment.

TELEPHONE VOTING

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of JHA or transfer agent or a third party solicitation firm. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

   o   A shareholder will be called on a recorded line  at  the telephone number
       in   a  fund's  account  records  and  will  be  asked  to  provide   the
       shareholder's social security number or other identifying information.

   o   The shareholder will then be given an opportunity to authorize proxies to
       vote  his   or   her  shares  at  the  meeting  in  accordance  with  the
       shareholder's instructions.

   o   To  ensure  that  the   shareholder's  instructions  have  been  recorded
       correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

   o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

   o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

INTERNET VOTING

You will also have the opportunity to submit your voting instructions via the Internet by utilizing a program provided through a vendor. Voting via the Internet will not affect your right to vote in person if you decide to attend the meeting. Do not mail the proxy card if you are voting via the Internet. To vote via the Internet, you will need the "control number" that appears on your proxy card. These Internet voting procedures are designed to authenticate shareholder identities, to allow shareholders to give their voting instructions, and to confirm that shareholders' instructions have been recorded properly. If you are voting via the Internet, you should understand that there may be costs associated with electronic access, such as usage charges from Internet access providers and telephone companies, that must be borne to you.

To vote via the Internet:

   o   Read the proxy statement and have your proxy card(s) at hand.

   o   Go to the Web site on the proxy card.

   o   Enter the "control number" found on your proxy card.

   o Follow the instructions on the Web site. Please call us at 1-800-225-5291 if you have any problems.

   o To ensure that your instructions have been recorded correctly, you will receive a confirmation of your voting instructions immediately after your submission and also by e-mail, if chosen.

SHAREHOLDERS' PROPOSALS

The funds are not required, and do not intend, to hold meetings of shareholders each year. Instead, meetings will be held only when and if required. Any shareholders desiring to present a proposal for consideration at the next meeting for shareholders of their respective funds must submit the proposal in writing, so that it is received by the appropriate fund at 601 Congress Street, Boston, Massachusetts 02210 within a reasonable time before any meeting.

OWNERSHIP OF SHARES OF THE FUNDS

[TO BE COMPLETED]

[To the knowledge of each fund, as of February 9, 2007, the following persons owned of record or beneficially 5% or more of the outstanding shares of a class of each fund, respectively:

                                        MID CAP GROWTH FUND
--------------------------------------------------------------------------------
NAMES AND ADDRESSES OF OWNERS OF      CLASS A    CLASS B    CLASS C    CLASS I
MORE THAN 5% OF SHARES
[TO BE COMPLETED]




                                     GROWTH OPPORTUNITIES FUND
--------------------------------------------------------------------------------
NAMES AND ADDRESSES OF OWNERS OF      CLASS A    CLASS B    CLASS C    CLASS I
MORE THAN 5% OF SHARES
[TO BE COMPLETED]

The following table indicates the percentage of outstanding shares of a class owned by the above named individuals or entities upon consummation of the Reorganization as of [DATE] and is for informational purposes only. No assurance can be given as to how many shares of Growth Opportunities Fund will be received by the shareholders of Mid Cap Growth Fund on the actual date the Reorganization takes place and the below information should not be relied upon the reflect the number of shares of Growth Opportunities Fund that actually will be received on or after such date.

                                   PRO FORMA GROWTH OPPORTUNITIES FUND OWNERSHIP
                                            (ASSUMING CONSUMMATION OF
MID CAP GROWTH FUND                       THE REORGANIZATION ON [DATE])
--------------------------------------------------------------------------------
NAMES AND ADDRESSES OF OWNERS OF      CLASS A    CLASS B    CLASS C    CLASS I
MORE THAN 5% OF SHARES
[TO BE COMPLETED]




                                   PRO FORMA GROWTH OPPORTUNITIES FUND OWNERSHIP
                                            (ASSUMING CONSUMMATION OF
GROWTH OPPORTUNITIES FUND                 THE REORGANIZATION ON [DATE])
--------------------------------------------------------------------------------
NAMES AND ADDRESSES OF OWNERS OF      CLASS A    CLASS B    CLASS C    CLASS I
MORE THAN 5% OF SHARES
[TO BE COMPLETED]

[TO DETERMINE: CLASSES NAV, R, 1 AND 3 SHAREHOLDER INFORMATION]

As of February 9, 2007, the trustees and officers of each fund owned in the aggregate less than 1% of the outstanding shares of their respective funds.]

EXPERTS

The financial highlights and financial statements of (i) Growth Opportunities Fund, for the period ended August 31, 2006, (ii) Growth Opportunities Fund's predecessor for the period ended February 28, 2006, and (iii) Mid Cap Growth Fund, for the period ended October 31, 2006, are incorporated by reference into this proxy statement and prospectus. The financial statements for the most recent fiscal year of Growth Opportunities Fund's predecessor (but not for semi-annual periods) and financial highlights have been independently audited by the registered public accounting firm, PricewaterhouseCoopers LLP, as stated in their reports appearing in the statement of additional information. The financial statements for Mid Cap Growth Fund's most recent fiscal year and financial highlights have been independently audited by the registered public accounting firm, PricewaterhouseCoopers LLP, as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934, as amended and the Investment Company Act of 1940, as amended, and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Room 1580, Washington, D.C. 20549, at the Northeast Regional Office (3 World Financial Center, New York, New York 10281) and at the Midwest Regional Office (175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60661). Copies of these materials can also be obtained by mail from the Public Reference Section of the SEC at 100 F Street, N.E., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed online or downloaded from the SEC's Internet site at www.sec.gov.

EXHIBIT A - AGREEMENT AND PLAN OF REORGANIZATION

                                     FORM OF
                      AGREEMENT AND PLAN OF REORGANIZATION

       This Agreement and Plan of Reorganization (the "AGREEMENT") is made as of [DATE], by and between John Hancock Mid Cap Growth Fund (the "ACQUIRED FUND"), a series of John Hancock Investment Trust III (the "JHIT TRUST"), a Massachusetts business trust, and Growth Opportunities Fund (the "ACQUIRING FUND"), a series of John Hancock Funds III (the "JHF TRUST"), a Massachusetts business trust.

       This Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Sections 361(a) and Section 368(a) of the United States Internal Revenue Code of 1986, as amended (the "CODE"), and any successor provision. The reorganization will consist of the transfer of all assets of the Acquired Fund attributable to each class of its shares in exchange for shares of the corresponding class of shares of the Acquiring Fund (the "MERGER SHARES"), and the assumption by the Acquiring Fund of substantially all of the liabilities of the Acquired Fund and the distribution of the Merger Shares to the shareholders of the Acquired Fund in liquidation of the Acquired Fund, all upon the terms and conditions set forth in this Agreement.

       In order to consummate the reorganization contemplated by this Agreement (the "REORGANIZATION") and in consideration of the promises and the covenants and agreements hereinafter set forth, and intending to be legally bound, each party hereby agrees as follows:

1.     Representations and Warranties of the Acquiring Fund.
       ----------------------------------------------------

       The JHF Trust, on behalf of the Acquiring Fund, represents and warrants to, and agrees with, the Acquired Fund that:

(a) The Acquiring Fund is a series of shares of the JHF Trust, a Massachusetts business trust duly organized and validly existing under, and in conformity with, the laws of The Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The JHF Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the JHF Trust. Each of the JHF Trust and the Acquiring Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The JHF Trust is duly registered under the Investment Company Act of 1940, as amended (the "1940 ACT"), as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquiring Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the JHF Trust's Second Amended and Restated Agreement and Declaration of Trust dated August 12, 2005, as may be amended (the "JHF TRUST DECLARATION"), and the 1940 Act.

(c) The Acquiring Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as, a "regulated investment company" ("RIC") within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date (as defined in Section 7 herein) and thereafter. The Acquiring Fund has not at any time since its inception been liable for, or is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d) The Acquired Fund has been furnished with the annual report of the Acquiring Fund's predecessor for the fiscal year ended February 28, 2006, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, and the unaudited statement of assets and liabilities, statement of operations, and statement of changes in net assets of the Acquiring Fund and the unaudited schedule of investments of the Acquiring Fund for the semiannual period ended August 31, 2006, each of which fairly presents the financial condition and result of operations of the Acquiring Fund as of the respective dates indicated, in conformity with generally accepted accounting principles in the United States applied on a consistent basis.

(e) The Acquiring Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of August 31, 2006, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time (as defined in Section 3(e)), the Acquiring Fund will advise the Acquired Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(f) The JHF Trust, on behalf of the Acquiring Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of JHF Trust (the "JHF TRUST BOARD OF TRUSTEES"), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund's shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

(g) Except as has been disclosed in writing to the Acquired Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the JHF Trust or the Acquiring Fund, threatened against the JHF Trust or the Acquiring Fund which assert liability on the part of the JHF Trust or the Acquiring Fund or which materially affect the financial condition of the JHF Trust or the Acquiring Fund or the JHF Trust's or the Acquiring Funds' ability to consummate the Reorganization. Neither the JHF Trust nor the Acquiring Fund is charged with nor, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

(h) Neither the JHF Trust nor the Acquiring Fund is obligated under any provision of the JHF Trust Declaration or the JHF Trust's By-laws dated June 9, 2005, as may be amended (the "JHF TRUST BY-LAWS"), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquiring Fund and the Acquired Fund may mutually agree that the Acquiring Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(i) There are no material contracts outstanding to which the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement (as defined in sub-section (k) below) or that will not otherwise be disclosed to the Acquired Fund prior to the Valuation Time.

(j) No consent, approval, authorization or order of any court or government authority is required for the consummation by the Acquiring Fund of the Reorganization, except such as may be required under the Securities Act of 1933, as amended (the "1933 ACT"), the Securities Exchange Act of 1934, as amended (the "1934 ACT") and the 1940 Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico).

(k) The registration statement on Form N-14 filed with the Securities and Exchange Commission (the "COMMISSION") by the JHF Trust on behalf of the Acquiring Fund and relating to the Merger Shares issuable hereunder, and the proxy statement of the Acquired Fund relating to the meeting of the Acquired Fund's shareholders referred to in Section 6(b) herein (together with the documents incorporated therein by reference, the "PROXY STATEMENT/PROSPECTUS"), and any supplement or amendment thereto or to the documents therein (as amended or supplemented, the "N-14 REGISTRATION STATEMENT"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquiring Fund,

       (i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

       (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquired Fund for use in the N-14 Registration Statement.

(l) The Acquiring Fund's investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the N-14 Registration Statement.

(m) All issued and outstanding shares of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquiring Fund. In regard to the statement that the outstanding shares will be nonassessable, it is noted that the Acquiring Fund is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquiring Fund. The Acquiring Fund does not have outstanding any security convertible into any of the Acquiring Fund shares, except that Class B shares of the Acquiring Fund are convertible into Class A shares of the Acquiring Fund in the manner and on the terms described in the N-14 Registration Statement.

(n) The Merger Shares to be issued to the Acquired Fund pursuant to this Agreement have been duly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued Class A, Class B, Class C and Class I shares of beneficial interest in the Acquiring Fund and will be fully paid and nonassessable by the Acquiring Fund, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof. In regard to the statement above that the Merger Shares will be nonassessable, it is noted that JHF Trust is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of JHF Trust.

(o) At or prior to the Closing Date, the Merger Shares to be transferred to the Acquired Fund for distribution to the shareholders of the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquired Fund presently are qualified, and there will be a sufficient number of such shares registered under the 1933 Act and, as may be necessary, with each pertinent state securities commission to permit the transfers contemplated by this Agreement to be consummated.

(p) At or prior to the Closing Date, the Acquiring Fund will have obtained any and all regulatory, trustee and shareholder approvals necessary to issue the Merger Shares to the Acquired Fund.

(q) The Acquiring Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

2.     Representations and Warranties of the Acquired Fund.
       ---------------------------------------------------

       The JHIT Trust, on behalf of the Acquired Fund, represents and warrants to, and agrees with, the Acquiring Fund that:

(a) The Acquired Fund is a series of shares of the JHIT Trust, a Massachusetts business trust duly organized and validly existing under, and in good standing in conformity with, the laws of The Commonwealth of Massachusetts, and has the power to own all of its assets and to carry out its obligations under this Agreement. The JHIT Trust is qualified as a foreign association in every jurisdiction where required, except to the extent that failure to so qualify would not have a material adverse effect on the JHIT Trust. Each of the JHIT Trust and the Acquired Fund has all necessary federal, state and local authorizations to carry on its business as it is now being conducted and to carry out this Agreement.

(b) The JHIT Trust is a duly registered under the 1940 Act, as an open-end management investment company and such registration has not been revoked or rescinded and is in full force and effect, and the Acquired Fund is a separate diversified series thereof duly designated in accordance with the applicable provisions of the JHIT Trust's Amended and Restated Declaration of Trust dated March 8, 2005, as may be amended (the "JHIT TRUST DECLARATION"), and the 1940 Act.

(c) The Acquired Fund has elected to be, and has met the requirements of subchapter M of Code for treatment as a RIC within the meaning of Section 851 of the Code at all times since its inception, and will continue to meet such requirements at all times through the Closing Date with respect to its taxable year ending on the Closing Date. The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, and will not be liable for on the Closing Date, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.

(d) The JHIT Trust, on behalf of the Acquired Fund, has full power and authority to enter into and perform its obligations under this Agreement. The execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the board of trustees of the JHIT Trust (the "JHIT TRUST BOARD OF TRUSTEES"), and this Agreement constitutes a valid and binding contract enforceable in accordance with its terms subject to approval by the Acquired Fund's shareholders and subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto.

(e) The Acquiring Fund has been furnished with the annual report of the Acquired Fund for the fiscal year ended October 31, 2006, and the audited financial statements appearing therein, having been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, which fairly presents the financial condition and result of operations of the Acquired Fund as of the date indicated, in conformity with accounting principles generally accepted in the United States applied on a consistent basis.

(f) The Acquired Fund has no known liabilities of a material nature, contingent or otherwise, other than those that will be shown as belonging to it on its statement of assets and liabilities as of October 31, 2006, and those incurred in the ordinary course of business as an investment company since such date. As of the Valuation Time, the Acquired Fund will advise the Acquiring Fund in writing of all known liabilities, contingent or otherwise, whether or not incurred in the ordinary course of business, existing or accrued as of such time.

(g) Except as has been disclosed in writing to the Acquiring Fund, there are no material legal, administrative or other proceedings pending or, to the knowledge of the JHIT Trust or the Acquired Fund, threatened against the JHIT Trust or the Acquired Fund which assert liability on the part of the JHIT Trust or the Acquired Fund or which materially affect the financial condition of the JHIT Trust or the Acquired Fund or the JHIT Trust's or the Acquired Funds' ability to consummate the Reorganization. Neither JHIT Trust nor the Acquired Fund is charged with nor, to the best of their knowledge, threatened with any violation or investigation of any possible violation of any provisions of any federal, state or local law or regulation or administrative ruling relating to any aspect of their business.

(h) There are no material contracts outstanding to which the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement or that will not otherwise be disclosed to the Acquiring Fund prior to the Valuation Time.

(i) Neither the JHIT Trust nor the Acquired Fund is obligated under any provision of the JHIT Trust Declaration or the JHIT Trust's Amended and Restated By-laws dated March 8, 2005, as may be amended (the "JHIT TRUST BY-LAWS"), and neither is a party to any contract or other commitment or obligation, nor is subject to any order or decree, which would be violated by its execution of or performance under this Agreement, except insofar as the Acquired Fund and the Acquiring Fund may mutually agree that the Acquired Fund may take such necessary action to amend such contract or other commitment or obligation to cure any potential violation as a condition precedent to the Reorganization.

(j) The Acquired Fund has filed, or intends to file, or has obtained extensions to file, all federal, state and local tax returns which are required to be filed by it, and has paid or has obtained extensions to pay, all federal, state and local taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

(k) As used in this Agreement, the term "ACQUIRED FUND INVESTMENTS" shall mean (i) the investments of the Acquired Fund shown on its schedule of investments as of the Valuation Time furnished to the Acquiring Fund; and (ii) all other assets owned by the Acquired Fund or liabilities incurred as of the Valuation Time. At the Valuation Time and the Closing Date, the Acquired Fund will have full right, power and authority to sell, assign, transfer and deliver the Acquired Fund Investments. At the Closing Date, subject only to the obligation to deliver the Acquired Fund Investments as contemplated by this Agreement, the Acquired Fund will have good and marketable title to all of the Acquired Fund Investments, and the Acquiring Fund will acquire all of the Acquired Fund Investments free and clear of any encumbrances, liens or security interests and without any restrictions upon the transfer thereof (except those imposed by the federal or state securities laws and those imperfections of title or encumbrances as do not materially detract from the value or use of the Acquired Fund Investments or materially affect title thereto).

(l) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the Reorganization, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act or state securities laws.

(m) The N-14 Registration Statement, on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in
Section 6(b) of this Agreement and at the Closing Date, insofar as it relates to the Acquired Fund,

       (i) did and will comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder; and

       (ii) does not and will not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein not misleading; and the Proxy Statement/Prospectus included therein did not or will not contain any untrue statement of a material fact or omit to state any material fact necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading; provided, however, that none of the representations and warranties in this sub-section shall apply to statements in or omissions from the N-14 Registration Statement made in reliance upon and in conformity with information furnished by the Acquiring Fund for use in the N-14 Registration Statement.

(n) All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Acquired Fund ("ACQUIRED FUND SHARES"). In regard to the statement above that the Acquired Fund Shares will be nonassessable, it is noted that the Acquired Fund is a "Massachusetts business trust" and under Massachusetts' law, shareholders could, under certain circumstances, be held personally liable for the obligations of the Acquired Fund. The Acquired Fund does not have outstanding any security convertible into any of the Acquired Fund Shares, except that Class B shares of the Acquired Fund are convertible into Class A shares of the Acquired Fund in the manner and on the terms described in the N-14 Registration Statement.

(o) All of the issued and outstanding shares of the Acquired Fund were offered for sale and sold in conformity with all applicable federal and state securities laws.

(p) The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

(q) The Acquired Fund will not sell or otherwise dispose of any of the Merger Shares to be received in the Reorganization, except in distribution to the shareholders of the Acquired Fund, as provided in Section 3 of this Agreement.

3.     The Reorganization.
       ------------------

(a) Subject to the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein, the Acquired Fund agrees to sell, convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund agrees to acquire from the Acquired Fund, on the Closing Date, all of the Acquired Fund Investments (including interest accrued as of the Valuation Time on debt instruments) and to assume substantially all of the liabilities of the Acquired Fund, in exchange for that number of Merger Shares provided for in Section 4. Pursuant to this Agreement, as soon as practicable after the Closing Date, the Acquired Fund will distribute all Merger Shares received by it to its shareholders in exchange for their Acquired Fund Shares. Such distributions shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

Regarding Acquired Fund shares represented by one or more share certificates before the Closing Date of the Reorganization, Acquired Fund shareholders must either surrender the certificates to the Acquired Fund or deliver to the Acquired Fund a lost certificate affidavit, in the form of and accompanied by the surety bonds that the Acquired Fund may require (collectively, an "Affidavit"). On the Closing Date of the Reorganization, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of Acquired Fund shares and will evidence ownership of Growth Opportunities Fund shares. Shareholders may not redeem or transfer Growth Opportunities Fund shares received in the Reorganization until they have surrendered their fund share certificates or delivered an Affidavit. Growth Opportunities Fund will not issue share certificates in the Reorganization.

(b) If it is determined that the portfolios of the Acquired Fund and the Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Acquired Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of the Closing Date. Notwithstanding the foregoing,

       (i) nothing herein will require the Acquired Fund to dispose of any portfolios, securities or other investments, if, in the reasonable judgment of the JHIT Trust Board of Trustees or the Acquired Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquired Fund; and

       (ii) nothing will permit the Acquired Fund to dispose of any portfolio securities or other investments if, in the reasonable judgment of the JHF Trust Board of Trustees or the Acquiring Fund's investment adviser, such disposition would adversely affect the tax-free nature of the Reorganization for federal income tax purposes or would otherwise not be in the best interests of the Acquiring Fund.

(c) Prior to the Closing Date, the Acquired Fund shall declare a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain realized to and including the Closing Date, if any.

(d) The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest the Acquired Fund receives on or after the Closing Date with respect to any of the Acquired Fund Investments transferred to the Acquiring Fund hereunder.

(e) The Valuation Time shall be 4:00 p.m., Eastern Time, on the Closing Date, or such earlier or later day and time as may be mutually agreed upon in writing (the "VALUATION TIME").

(f) Recourse for liabilities assumed from the Acquired Fund by the Acquiring Fund in the Reorganization will be limited to the assets acquired by the Acquiring Fund. The known liabilities of the Acquired Fund, as of the Valuation Time, shall be confirmed to the Acquiring Fund pursuant to Section 2(k) of this Agreement.

(g) The Acquired Fund will be terminated following the Closing Date by terminating its registration under the 1940 Act and its organization under Massachusetts law and, where it is required to do so, will withdraw its authority to do business in any state.

(h) The Acquiring Fund will file with the Secretary of The Commonwealth of Massachusetts any necessary amendment to the JHF Trust Declaration and JHF By-laws to consummate the Reorganization.

4.     Valuation.
       ---------

(a) On the Closing Date, the Acquiring Fund will deliver to the Acquired Fund a number of full and fractional Merger Shares having an aggregate net asset value equal, in the case of Class A, Class B, Class C and Class I shares of the Acquiring Fund, to the value of the assets of the Acquired Fund attributable to Class A, Class B, Class C and Class I shares of the Acquired Fund, respectively, on such date less the value of the liabilities attributable to Class A, Class B, Class C and Class I shares of the Acquired Fund assumed by the Acquiring Fund on that date, determined as hereinafter provided in this Section 4.

(b) The net asset value of the Merger Shares to be delivered to the Acquired Fund, the value of the assets attributable to the Acquired Fund Shares, and the value of the liabilities of the Acquired Fund to be assumed by the Acquiring Fund, shall in each case be determined as of the Valuation Time.

(c) The net asset value of the Merger Shares shall be computed in the manner set forth in the Acquiring Fund Prospectus. The value of the assets and liabilities of the Acquired Fund shall be determined by the Acquiring Fund, in cooperation with the Acquired Fund, pursuant to procedures which the Acquiring Fund would use in determining the fair market value of the Acquiring Fund's assets and liabilities.

(d) No adjustment shall be made in the net asset value of either the Acquired Fund or the Acquiring Fund to take into account differences in realized and unrealized gains and losses.

(e) The Acquiring Fund shall issue the Merger Shares to the Acquired Fund. The Acquired Fund shall promptly distribute the Merger Shares to the shareholders of the Acquired Fund by establishing open accounts for each Acquired Fund shareholder on the share ledger records of the Acquiring Fund. Certificates representing Merger Shares will not be issued to Acquired Fund shareholders.

(f) The Acquiring Fund shall assume substantially all of the liabilities of the Acquired Fund, whether accrued or contingent, in connection with the acquisition of assets and subsequent liquidation and dissolution of the Acquired Fund or otherwise, except for the Acquired Fund's liabilities, if any, arising pursuant to this Agreement.

5.     Payment of Expenses.
       -------------------

(a) Except as otherwise provided in this Section 5, John Hancock Investment Management Services, LLC ("JHIMS"), by countersigning this Agreement, agrees that it will bear any and all costs and expenses of the Reorganization incurred by the Acquiring Fund and the Acquired Fund; provided, however, that the Acquiring Fund and the Acquired Fund will each pay any brokerage commissions, dealer mark-ups and similar expenses ("PORTFOLIO EXPENSES") that it may incur in connection with the purchases or sale of portfolio securities; and provided, further, that, the Acquiring Fund will pay all governmental fees required in connection with the registration or qualification of the Merger Shares under applicable state and federal laws.

(b) In the event the Reorganization contemplated by this Agreement is not consummated, then JHIMS agrees that it shall bear all of the costs and expenses (other than Portfolio Expenses) incurred by both the Acquiring Fund and the Acquired Fund in connection with such Reorganization.

(c) Notwithstanding any other provisions of this Agreement, if for any reason the Reorganization contemplated by this Agreement is not consummated, neither the Acquiring Fund nor the Acquired Fund shall be liable to the other for any damages resulting therefrom, including, without limitation, consequential damages, except as specifically set forth above.

(d) Notwithstanding any of the foregoing, costs and expenses will in any event be paid by the party directly incurring them if and to the extent that the payment by another party of such costs and expenses would result in the disqualification of such party as a "regulated investment company" within the meaning of subchapter M of the Code.

6.     Covenants of the Acquired Fund and the Acquiring Fund.
       -----------------------------------------------------

       The Acquired Fund and the Acquiring Fund hereby covenant and agree with the other as follows:

(a) Each of the Acquired Fund and the Acquiring Fund will operate its business as presently conducted in the ordinary course of business between the date hereof and the Closing Date, it being understood that such ordinary course of business will include regular and customary periodic dividends and distributions.

(b) The JHIT Trust, on behalf of the Acquired Fund, will call a meeting of its shareholders to be held prior to the Closing Date to consider and act upon this Agreement and take all other reasonable action necessary to obtain the required shareholder approval of the Reorganization contemplated hereby.

(c) In connection with the Acquired Fund shareholders' meeting referred to in sub-section (b) above, the Acquiring Fund will prepare the Prospectus/Proxy Statement for such meeting, to be included in the N-14 Registration Statement, which the JHF Trust, on behalf of the Acquiring Fund, will prepare and file for registration under the 1933 Act of the Merger Shares to be distributed to the Acquired Fund's shareholders pursuant hereto, all in compliance with the applicable requirements of the 1933 Act, the 1934 Act, and the 1940 Act. The Acquiring Fund will use its best efforts to provide for the N-14 Registration Statement to become effective as promptly as practicable. The Acquired Fund and the Acquiring Fund will cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement, as required by the 1933 Act, the 1934 Act, the 1940 Act and the rules and regulations thereunder and the state securities laws.

(d) The information to be furnished by the Acquired Fund and the Acquiring Fund for use in the N-14 Registration Statement shall be accurate and complete in all material respects and shall comply with federal securities and other laws and regulations thereunder applicable hereto.

(e)    The JHIT Trust shall:

       (i) following the consummation of the Reorganization, terminate the Acquired Fund in accordance with the laws of The Commonwealth of Massachusetts, the JHIT Trust Declaration and JHIT Trust By-laws, the 1940 Act and any other applicable law;

       (ii) not make any distributions of any Merger Shares other than to the respective Acquired Fund shareholders and without first paying or adequately providing for the payment of all of its respective liabilities not assumed by the Acquiring Fund, if any; and

       (iii) on and after the Closing Date not conduct any business on behalf of the Acquired Fund except in connection with the termination of the Acquired Fund.

(f) Each of the Acquired Fund and the Acquiring Fund agrees that by the Closing Date all of its federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either have been paid or adequate liability reserves have been provided for the payment of such taxes.

(g) Neither the Acquiring Fund nor the Acquired Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that results in the failure of the Reorganization to qualify as a reorganization within the meaning of Section 368(a) of the Code or is inconsistent with the treatment of the Reorganization as a reorganization within the meaning of such Code section. At or prior to the Closing Date, the JHF Trust, the Acquiring Fund, the JHIT Trust and the Acquired Fund will take such action, or cause such action to be taken, as is reasonably necessary to enable Kirkpatrick & Lockhart Preston Gates Ellis LLP ("K&L GATES"), special counsel to the Acquired Fund and the Acquiring Fund, to render the tax opinion required herein (including, without limitation, each party's execution of representations reasonably requested by and addressed to K&L Gates ).

(h) In connection with the covenant in subsection (g) above, each of the Acquired Fund and Acquiring Fund will cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes. The Acquiring Fund will retain for a period of ten (10) years following the Closing Date all returns, schedules and work papers and all material records or other documents relating to tax matters of the Acquired Fund for such Acquired Fund's taxable period first ending after the Closing Date and for all prior taxable periods.

(i) After the Closing Date, the Acquired Fund shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to its final taxable year ending with its complete liquidation and for any prior periods or taxable years and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. Notwithstanding the aforementioned provisions of this subsection, any expenses incurred by the Acquired Fund (other than for payment of taxes) in connection with the preparation and filing of said tax returns after the Closing Date shall be borne by such Acquired Fund to the extent such expenses have been accrued by such Acquired Fund in the ordinary course without regard to the Reorganization; any excess expenses shall be borne by the investment adviser or an affiliate thereof.

(j) Following the consummation of the Reorganization, the Acquiring Fund will continue its business as a diversified series of the JHF Trust, an open-end management investment company registered under the 1940 Act.

7.     Closing Date.
       ------------

(a) Delivery of the assets of the Acquired Fund to be transferred, together with any other Acquired Fund Investments, assumption of the liabilities of the Acquired Fund to be assumed, and delivery of the Merger Shares to be issued as provided in this Agreement shall be made at such place and time as the Acquired

Fund and Acquiring Fund shall mutually agree, as of the close of business on April 20, 2007, or at such other time and date agreed to by the Acquired Fund and the Acquiring Fund, the date and time upon which such delivery is to take place being referred to herein as the "CLOSING DATE."

(b) To the extent that any Acquired Fund Investments, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Acquired Fund Investments to be transferred to the Acquiring Fund's account with its custodian at the earliest practicable date thereafter.

(c) The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmation or other adequate evidence as to the tax basis of the Acquired Fund Investments delivered to the Acquiring Fund hereunder.

(d) As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of Acquired Fund Shares owned by each such shareholder, certified to the best of its knowledge and belief by the transfer agent for the Acquired Fund or by its President.

8.     Conditions of the Acquired Fund's Obligations.
       ---------------------------------------------

The obligations of the Acquired Fund hereunder shall be subject to the following conditions:

(a) That the JHF Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquiring Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the JHF Trust Board of Trustees, and that the Acquiring Fund shall have delivered to the Acquired Fund a copy of the resolution approving this Agreement adopted by the JHF Trust Board of Trustees certified by its Secretary.

(b) That the Acquired Fund shall have received from the Acquiring Fund a statement of assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of the Acquiring Fund's investments, all as of the Valuation Time, certified on the Acquiring Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquiring Fund's President (or any Vice President) and its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquiring Fund since the date of the Acquiring Fund's most recent annual report or semiannual report, as applicable, other than changes in its portfolio securities since that date or changes in the market value of its portfolio securities.

(c) That the Acquiring Fund shall have furnished to the Acquired Fund a certificate signed by the Acquiring Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that, as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquiring Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates, and that the Acquiring Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to each of such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Acquired Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquiring Fund, dated as of the Closing Date, addressed to the Acquired Fund substantially in the form and to the effect that:

       (i) the Acquiring Fund is a separate series of the JHF Trust, both the Acquiring Fund and the JHF Trust are duly formed and validly existing under the laws of The Commonwealth of Massachusetts;

       (ii) the Acquiring Fund is separate series of the JHF Trust, an open-end, management investment company registered under the 1940 Act;

       (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the JHF Trust Board of Trustees, and this Agreement has been duly executed and delivered by the JHF Trust on behalf of the Acquiring Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquiring Fund;

       (iv) neither the execution or delivery by the JHF Trust on behalf of the Acquiring Fund of this Agreement nor the consummation by the Acquiring Fund of the Reorganization contemplated hereby violates any provision of any statute or any published regulation or any judgment or order disclosed to counsel by the Acquiring Fund as being applicable to the Acquiring Fund;

       (v) the Merger Shares have each been duly authorized and, upon issuance thereof in accordance with this Agreement, will be validly issued, fully paid and nonassessable, except to the extent shareholders could under certain circumstances, in accordance with Massachusetts' law, be held personally liable for the obligations of the Acquiring Fund; and

       (vi) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the JHF Trust on behalf of the Acquiring Fund of this Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of The Commonwealth of Massachusetts or any state in which the Acquiring Fund is qualified to do business or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f) That the Acquired Fund shall have obtained an opinion from K&L Gates dated as of the Closing Date, addressed to the Acquired Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g) That all proceedings taken by the Acquiring Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the others.

(h) That the N-14 Registration Statement shall have become effective under the 1933 Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the JHF Trust or the Acquiring Fund, be contemplated by the Commission.

9.     Conditions of the Acquiring Fund's Obligations.
       ----------------------------------------------

The obligations of the Acquiring Fund hereunder shall be subject to the following conditions:

(a) That the JHIT Trust Board of Trustees has determined that participation in the Reorganization is in the best interests of the Acquired Fund and that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization, that this Agreement shall have been adopted, and the Reorganization shall have been approved, by the JHIT Trust Board of Trustees of the Acquired Fund and by the affirmative vote of the holders of a majority of the outstanding Acquired Fund Shares (as defined in the JHIT Trust Declaration); and the Acquired Fund shall have delivered to the Acquiring Fund a copy of the resolutions approving this Agreement adopted by the JHIT Trust Board of Trustees, and a certificate setting forth the vote of the holders of the Acquired Fund Shares obtained, each certified by its Secretary.

(b) That the Acquired Fund shall have furnished to the Acquiring Fund a statement of its assets, liabilities and capital, with values determined as provided in Section 4 of this Agreement, together with a schedule of investments with their respective dates of acquisition and tax costs, all as of the Valuation Time, certified on the Acquired Fund's behalf by its President (or any Vice President) or its Treasurer, and a certificate signed by the Acquired Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date there has been no material adverse change in the financial position of the Acquired Fund since the date of the Acquired Fund's most recent annual report or semiannual report, as applicable, other than changes in the Acquired Fund Investments since that date or changes in the market value of the Acquired Fund Investments.

(c) That the Acquired Fund shall have furnished to the Acquiring Fund a certificate signed by the Acquired Fund's President (or any Vice President) or its Treasurer, dated as of the Closing Date, certifying that as of the Valuation Time and as of the Closing Date, all representations and warranties of the Acquired Fund made in this Agreement are true and correct in all material respects with the same effect as if made at and as of such dates and the Acquired Fund has complied with all of the agreements and satisfied all of the conditions on its part to be performed or satisfied at or prior to such dates.

(d) That there shall not be any material litigation pending with respect to the matters contemplated by this Agreement.

(e) That the Acquiring Fund shall have received the opinion(s) of K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, substantially in the form and to the effect that:

       (i) the Acquired Fund is a separate series of the JHIT Trust, both the Acquired Fund and the JHIT Trust are duly formed and validly existing under the laws of The Commonwealth of Massachusetts;

       (ii) the Acquired Fund is a separate series of the JHIT Trust, an open-end, management investment company registered under the 1940 Act;

       (iii) this Agreement and the Reorganization provided for herein and the execution of this Agreement have been duly authorized and approved by all requisite action of the JHIT Trust Board of Trustees, and this Agreement has been duly executed and delivered by the JHIT Trust on behalf of the Acquired Fund and (assuming this Agreement is a valid and binding obligation of the other party hereto) is a valid and binding obligation of the Acquired Fund;

       (iv) neither the execution or delivery by the JHIT Trust on behalf of the Acquired Fund of this Agreement nor the consummation by the Acquired Fund of the Reorganization contemplated hereby violates any provision of any statute, or any published regulation or any judgment or order disclosed to counsel by the Acquired Fund as being applicable to the Acquired Fund; and

       (v) to their knowledge and subject to the qualifications set forth below, the execution and delivery by the JHIT Trust on behalf of the Acquired Fund of the Agreement and the consummation of the Reorganization herein contemplated do not require, under the laws of The Commonwealth of Massachusetts or any state in which the Acquired Fund is qualified to do business, or the federal laws of the United States, the consent, approval, authorization, registration, qualification or order of, or filing with, any court or governmental agency or body (except such as have been obtained under the 1933 Act, 1934 Act, the 1940 Act or the rules and regulations thereunder). Counsel need express no opinion, however, as to any such consent, approval, authorization, registration, qualification, order or filing which may be required as a result of the involvement of other parties to this Agreement in the transactions herein contemplated because of their legal or regulatory status or because of any other facts specifically pertaining to them.

(f) That the Acquiring Fund shall have obtained an opinion from K&L Gates, counsel for the Acquired Fund, dated as of the Closing Date, addressed to the Acquiring Fund, and based upon such representations of the parties as K&L Gates may reasonably request, that the consummation of the Reorganization set forth in this Agreement complies with the requirements of a reorganization as described in Section 368(a) of the Code.

(g) That the N-14 Registration Statement shall have become effective under the 1933 Act and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund, be contemplated by the Commission.

(h) That the Acquired Fund's custodian shall have delivered to the Acquiring Fund a certificate identifying all assets of the Acquired Fund held or maintained by such custodian as of the Valuation Time.

(i) That all proceedings taken by the Acquired Fund and its counsel in connection with the Reorganization and all documents incidental thereto shall be satisfactory in form and substance to the Acquiring Fund.

(j) That prior to the Closing Date the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its net investment company taxable income for the period to and including the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized up to and including the Closing Date.

10.    Termination, Postponement and Waivers.
       -------------------------------------

(a) Notwithstanding anything contained in this Agreement to the contrary, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after adoption thereof by the shareholders of the Acquired
Fund) prior to the Closing Date, or the Closing Date may be postponed,

       (i) by mutual consent of the JHIT Trust Board of Trustees and the JHF Trust Board of Trustees;

       (ii) by the JHIT Trust Board of Trustees if any condition of the Acquired Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by such Board; or

       (iii) by the JHF Trust Board of Trustees if any condition of the Acquiring Fund's obligations set forth in Section 9 of this Agreement has not been fulfilled or waived by such Board.

(b) If the Reorganization contemplated by this Agreement has not been consummated by October 1, 2007, this Agreement automatically shall terminate on that date, unless a later date is mutually agreed to by the JHIT Trust Board of Trustees and the JHF Trust Board of Trustees.

(c) In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become void and have no further effect, and there shall not be any liability on the part of the Acquired Fund, the Acquiring Fund or persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

(d) At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the JHIT Trust Board of Trustees or the JHF Trust Board of Trustees (whichever is entitled to the benefit thereof), if, in the judgment of such Board after consultation with its counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of their respective Fund, on behalf of which such action is taken.

(e) The respective representations and warranties contained in Sections 1 and 2 of this Agreement shall expire with, and be terminated by, the consummation of the Reorganization, and the Acquired Fund and the Acquiring Fund and the officers, trustees, agents or shareholders of such Funds shall not have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee, agent or shareholder of either the Acquired Fund or the Acquiring Fund against any liability to the entity for which that officer, trustee, agent or shareholder so acts or to its shareholders, to which that officer, trustee, agent or shareholder otherwise would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

(f) If any order or orders of the Commission with respect to this Agreement shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the respective Boards of Trustees to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund unless such terms and conditions shall result in a change in the method of computing the number of Merger Shares to be issued to the Acquired Fund, in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval.

11.    Indemnification.
       ---------------

(a) Each party (an "INDEMNITOR") shall indemnify and hold the other and its officers, trustees, agents and persons controlled by or controlling any of them (each an "INDEMNIFIED PARTY") harmless from and against any and all losses, damages, liabilities, claims, demands, judgments, settlements, deficiencies, taxes, assessments, charges, costs and expenses of any nature whatsoever (including reasonable attorneys' fees) including amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and counsel fees reasonably incurred by such Indemnified Party in connection with the defense or disposition of any claim, action, suit or other proceeding, whether civil or criminal, before any court or administrative or investigative body in which such
Indemnified Party may be or may have been involved as a party or otherwise or with which such Indemnified Party may be or may have been threatened (collectively, the "LOSSES") arising out of or related to any claim of a breach of any representation, warranty or covenant made herein by the Indemnitor, provided, however, that no Indemnified Party shall be indemnified hereunder against any Losses arising directly from such Indemnified Party's (i) willful misfeasance, (ii) bad faith, (iii) gross negligence or (iv) reckless disregard of the duties involved in the conduct of such Indemnified Party's position.

(b) The Indemnified Party shall use its best efforts to minimize any liabilities, damages, deficiencies, claims, judgments, assessments, costs and expenses in respect of which indemnity may be sought hereunder. The Indemnified Party shall give written notice to Indemnitor within the earlier of ten (10) days of receipt of written notice to Indemnified Party or thirty (30) days from discovery by Indemnified Party of any matters which may give rise to a claim for indemnification or reimbursement under this Agreement. The failure to give such notice shall not affect the right of Indemnified Party to indemnity hereunder unless such failure has materially and adversely affected the rights of the Indemnitor. At any time after ten (10) days from the giving of such notice, Indemnified Party may, at its option, resist, settle or otherwise compromise, or pay such claim unless it shall have received notice from Indemnitor that Indemnitor intends, at Indemnitor's sole cost and expense, to assume the defense of any such matter, in which case Indemnified Party shall have the right, at no cost or expense to Indemnitor, to participate in such defense. If Indemnitor does not assume the defense of such matter, and in any event until Indemnitor states in writing that it will assume the defense, Indemnitor shall pay all costs of Indemnified Party arising out of the defense until the defense is assumed; provided, however, that Indemnified Party shall consult with Indemnitor and obtain Indemnitor's prior written consent to any payment or settlement of any such claim. Indemnitor shall keep Indemnified Party fully apprised at all times as to the status of the defense. If Indemnitor does not assume the defense, Indemnified Party shall keep Indemnitor apprised at all times as to the status of the defense. Following indemnification as provided for hereunder, Indemnitor shall be subrogated to all rights of Indemnified Party with respect to all third parties, firms or corporations relating to the matter for which indemnification has been made.

12.    Other Matters.
       -------------

(a) All covenants, agreements, representations and warranties made under this Agreement and any certificates delivered pursuant to this Agreement shall be deemed to have been material and relied upon by each of the parties, notwithstanding any investigation made by them or on their behalf.

(b) All notices hereunder shall be sufficiently given for all purposes hereunder if in writing and delivered personally or sent by registered mail or certified mail, postage prepaid. Notice to the Acquired Fund shall be addressed to the JOHN HANCOCK MID CAP GROWTH FUND c/o John Hancock, 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address as the Acquired Fund may designate by written notice to the Acquiring Fund. Notice to the Acquiring Fund shall be addressed to GROWTH OPPORTUNITIES FUND c/o 601 Congress Street, Boston, Massachusetts 02210, Attention: General Counsel, or at such other address and to the attention of such other person as the Acquiring Fund may designate by written notice to the Acquired Fund. Any notice shall be deemed to have been served or given as of the date such notice is delivered personally or mailed.

(c) This Agreement supersedes all previous correspondence and oral communications between the parties regarding the Reorganization, constitutes the only understanding with respect to the Reorganization, may not be changed except by a letter of agreement signed by each party and shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts applicable to agreements made and to be performed in said state.

(d) It is expressly agreed that the obligations of the each of the JHIT Trust, on behalf of the Acquired Fund, and the JHF Trust, on behalf of the Acquiring Fund, hereunder shall not be binding upon any of their respective trustees, shareholders, nominees, officers, agents, or employees personally, but shall bind only the trust property of the respective Fund as provided in the JHIT Trust Declaration or the JHF Trust Declaration, as applicable. The execution and delivery of this Agreement has been authorized by the JHIT Trust Board of Trustees on behalf of the Acquired Fund and the JHF Trust Board of Trustees on behalf of the Acquiring Fund and signed by authorized officers of each respective Fund, acting as such, and neither such authorization by such trustees, nor such execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each respective trust on behalf of the relevant Fund as provided in the JHIT Trust Declaration and the JHF Trust Declaration, as applicable.

(e) This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

IN WITNESS WHEREOF, the parties have hereunto caused this Agreement to be executed and delivered by their duly authorized officers as of the day and year first written above.

JOHN HANCOCK INVESTMENT TRUST III,
on behalf of its series, John Hancock Mid Cap Growth Fund

By: _________________________________
Name:
Title:

Attest: _____________________________
Name:
Title:


JOHN HANCOCK FUNDS III,
on behalf of its series, Growth Opportunities Fund

By: _________________________________
Name:
Title:

Attest: _____________________________
Name:
Title:


Agreed and accepted as to Section 5 only:

JOHN HANCOCK INVESTMENT MANAGEMENT SERVICES, LLC on behalf of itself and its affiliates

By: _________________________________
Name:
Title:

Thank You
for mailing your proxy card promptly!

-----------------------

[Logo] John Hancock(R) John Hancock Funds, LLC
MEMBER NASD


                               601 Congress Street
                              Boston, MA 02210-2805

                                 1-800-225-5291
                               1-800-554-6713 TDD
                            1-800-338-8080 EASI-Line

                                 www.jhfunds.com

                                  Mutual Funds
                             Institutional Services
                            Private Managed Accounts
                                Retirement Plans

                                 [MAILING CODE]

                       STATEMENT OF ADDITIONAL INFORMATION

                                FEBRUARY 24, 2007


                        JOHN HANCOCK MID CAP GROWTH FUND
      (the "Acquired Fund," a series of John Hancock Investment Trust III)

                                       AND

                         GROWTH OPPORTUNITIES CORE FUND
           (the "Acquiring Fund," a series of John Hancock Funds III)

     This Statement of Additional Information is not a prospectus. It should be read in conjunction with the related combined Proxy Statement and Prospectus (also dated February 24, 2007). This Statement of Additional Information provides additional information about Growth Opportunities Fund and the fund that it is acquiring, John Hancock Mid Cap Growth Fund. Please retain this Statement of Additional Information for further reference.

     A copy of the Prospectus can be obtained free of charge by writing or telephoning:

                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                              Boston, MA 02217-1000
                                 1-800-225-5291

INTRODUCTION...................................................................2
EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE...............................2
ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND................................2
     FUND HISTORY..............................................................2
     DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.....................2
     MANAGEMENT OF THE FUND....................................................2
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................3
     INVESTMENT ADVISORY AND OTHER SERVICES....................................3
     PORTFOLIO MANAGERS........................................................3
     BROKERAGE ALLOCATION AND OTHER PRACTICES..................................3
     CAPITAL STOCK AND OTHER SECURITIES........................................3
     PURCHASE, REDEMPTION AND PRICING OF SHARES................................3
     TAXATION OF THE FUND......................................................3
     UNDERWRITERS..............................................................3
     CALCULATION OF PERFORMANCE DATA...........................................3
     FINANCIAL STATEMENTS......................................................3
ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND.................................4
     FUND HISTORY..............................................................4
     DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.....................4
     MANAGEMENT OF THE FUND....................................................4
     CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................4
     INVESTMENT ADVISORY AND OTHER SERVICES....................................4
     PORTFOLIO MANAGERS........................................................4
     BROKERAGE ALLOCATION AND OTHER PRACTICES..................................4
     CAPITAL STOCK AND OTHER SECURITIES........................................4
     PURCHASE, REDEMPTION AND PRICING OF SHARES................................4
     TAXATION OF THE FUND......................................................4
     UNDERWRITERS..............................................................5
     CALCULATION OF PERFORMANCE DATA...........................................5
     FINANCIAL STATEMENTS......................................................5

                                  INTRODUCTION

     This Statement of Additional Information is intended to supplement the information provided in a combined Proxy Statement and Prospectus dated February 24, 2007 (the "Proxy Statement and Prospectus") relating to the proposed reorganization of the Acquired Fund into the Acquiring Fund and in connection with the solicitation by the management of the Acquired Fund of proxies to be voted at the Meeting of Shareholders of the Acquired Fund to be held on April 18, 2007.

                EXHIBITS AND DOCUMENTS INCORPORATED BY REFERENCE

     The following documents are incorporated herein by reference. Shareholders will receive a copy of each document that is incorporated by reference upon any request to receive a copy of this Statement of Additional Information.

1. The Statement of Additional Information dated March 1, 2006, as supplemented, of the Acquired Fund (File Nos. 811-04630 and 033-04559), as filed with the Securities and Exchange Commission on March 1, 2006, September 22, 2006 and September 27, 2006 (Accession Nos. 0001010521-06-000154, 0001010521-06-000808 and 0001010521-06-000841) is
     incorporated herein by reference.

2. The Acquired Fund's Annual Report for the fiscal year ended October 31, 2006 (File No. 811-04630) as filed with the Securities and Exchange Commission on January 3, 2007 (Accession No. 0000928816-07-000010), is incorporated herein by reference.

3. The Statement of Additional Information dated June 12, 2006, as supplemented, of John Hancock Funds III (File Nos. 811-21777 and 333-125838) relating to the Acquiring Fund, as filed with the Securities and Exchange Commission on June 16, 2006, July 3, 2006, August 8, 2006, August 21, 2006, November 3, 2006, and January 17, 2007 (Accession Nos. 0000898432-06-000556, 0001010521-06-000557, 0001010521-06-000635,
     0001010521-06-000670,  0001010521-06-000910,  and  0001010521-07-000032) is
     incorporated herein by reference.

4. The Acquiring Fund's Semiannual Report for the period ended August 31, 2006 (File No. 811-21777) as filed with the Securities and Exchange Commission on August 31, 2006 (Accession No. 0000928816-06-001361) is incorporated herein by reference.

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRING FUND

FUND HISTORY

     For additional information about the Acquiring Fund generally and its history, see "Organization of the Funds" in the Acquiring Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For additional information about the Acquiring Fund's investment objectives, policies, risks and restrictions, see "Investment Objective and Policies," "Fund Investments," "Descriptions and Risks of Fund Investments," Use of Derivatives" and "Investment Restrictions" in the Acquiring Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquiring Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio" and "Independent Registered Public Accounting Firm" in the Acquiring Fund's SAI.

PORTFOLIO MANAGERS

     For additional information, see "Additional Information about the Portfolio Managers" in the Acquiring Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquiring Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquiring Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For   additional   information   about   the   voting   rights   and  other
characteristics of shares of beneficial interest of the Acquiring Fund, see "Description of Fund Shares" in the Acquiring Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquiring Fund, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Eligible Investors for Class R Shares," "Special Redemptions," "Additional Services and Programs" and "Purchases and Redemptions through Third Parties" in the Acquiring Fund's SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquiring Fund, see "Taxes" in the Acquiring Fund's SAI.

UNDERWRITERS

     For additional information about the Acquiring Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the Acquiring Fund's SAI.

CALCULATION OF PERFORMANCE DATA

     For  additional   information  about  the  investment  performance  of  the
Acquiring Fund, see "Those Responsible for Management" in the Acquiring Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in the Acquiring Fund's SAI.

                 ADDITIONAL INFORMATION ABOUT THE ACQUIRED FUND

FUND HISTORY

     For additional information about the Acquired Fund generally and its history, see "Organization of the Fund" in the Acquired Fund's SAI.

DESCRIPTION OF THE FUND AND ITS INVESTMENT RISKS

     For additional information about the Acquired Fund's investment objectives, policies, risks and restrictions, see "Investment Objective and Policies" and "Investment Restrictions" in the Acquired Fund's SAI.

MANAGEMENT OF THE FUND

     For additional information about the Trustees of the Acquired Fund, see "Those Responsible for Management" in the Acquired Fund's SAI.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     For additional information, see "Those Responsible for Management" in the Acquired Fund's SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

     For additional information, see "Investment Advisory and Other Services," "Transfer Agent Services," "Custody of Portfolio" and "Independent Registered Public Accounting Firm" in the Acquired Fund's SAI.

PORTFOLIO MANAGERS

     For additional information, see "Additional Information about the Portfolio Managers" in the Acquired Fund's SAI.

BROKERAGE ALLOCATION AND OTHER PRACTICES

     For additional information about the Acquired Fund's brokerage allocation practices, see "Brokerage Allocation" in the Acquired Fund's SAI.

CAPITAL STOCK AND OTHER SECURITIES

     For   additional   information   about   the   voting   rights   and  other
characteristics of shares of beneficial interest of the Acquired Fund, see "Description of the Fund's Shares" in the Acquired Fund's SAI.

PURCHASE, REDEMPTION AND PRICING OF SHARES

     For additional information about purchase, redemption and pricing of shares of the Acquired Fund, see "Net Asset Value," "Initial Sales Charge on Class A Shares," "Deferred Sales Charge on Class B and Class C Shares," "Special Redemptions," "Additional Services and Programs" and "Purchases and Redemptions through Third Parties" in the Acquired Fund's SAI.

TAXATION OF THE FUND

     For additional information about tax matters related to an investment in the Acquired Fund, see "Tax Status" in the Acquired Fund's SAI.

UNDERWRITERS

     For additional information about the Acquired Fund's principal underwriter and distribution plans, see "Distribution Contracts" and "Sales Compensation" in the Acquired Fund's SAI.

CALCULATION OF PERFORMANCE DATA

     For additional information about the investment performance of the Acquired Fund, see "Those Responsible for Management" in the Acquired Fund's SAI.

FINANCIAL STATEMENTS

     For additional information, see "Financial Statements" in the Acquired Fund's SAI.


                         PRO FORMA FINANCIAL INFORMATION

The unaudited pro forma information set forth below for the period ended August 31, 2006 is intended to present ratios and supplemental data as if the merger of the Acquired Fund into the Acquiring Fund (the "Funds") had been consummated at September 1, 2005.

The Funds have the same administrator, fund recordkeeping services agent, and distributor but different investment managers, fund accounting agents and custodians. Each of such service providers has entered into an agreement with the Trust which governs the provision of services to the Funds. Such agreements contain the same terms with respect to each Fund except for a difference in the investment management fees charged by the Funds' investment managers. The Acquired Fund paid a management fee rate at an annual rate equal to 0.80% of the first $500 million in average net assets, 0.75% of the next $500 million, and 0.70% of the excess. The Acquiring Fund pays a management fee at an annual rate equal to 0.80% of the first $500 million in average net assets, 0.78% of the next $500 million, 0.77% of the next $1,500 million and 0.76% of the next $2,500 million. The Acquired Fund has a fund recordkeeping services agent limitation of 0.25% and where the Acquiring Fund has a fund recordkeeping services agent limitation of 0.20%. The effect of these differences resulted in no change to management fees as both Funds are below the first tier or at 0.80% and a decrease of $230,000 in fund recordkeeping services agent fees. On a pro forma basis for the period ended August 31, 2006, the proposed reorganization would also result in a decrease in other operating expenses (including custodian fees and audit fees) of $29,100 and $25,700 on a pro forma basis for the period ended August 31, 2006, respectively. These pro forma adjustments are reflected in the information presented below.

The majority of the securities held by the Acquired Fund are not held by the Acquiring Fund. The securities will be evaluated by the portfolio manager of the Acquiring Fund and in some cases will be sold in connection with the merger for the purpose of complying with the investment policies or limitations of the Acquiring Fund.

The merger is expected to be tax free for federal income tax purposes. This means that no gain or loss will be recognized by the Acquired Fund or their shareholders as a result of the merger. The aggregate tax basis of the Acquiring Fund shares received by the shareholders of the Acquired Fund will be the same as the aggregate tax basis the shareholders of the Acquired Fund held in their shares of the Acquired Fund immediately before the merger. At October 31, 2006, Mid Cap Growth Fund had a total capital loss carryforward of $66,860,880 which, subject to certain limitations, will be available to offset future capital gains, if any, in the Acquiring Fund.

                                     PART C

                                OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

No change from the information set forth in Item 25 of the most recently filed Registration Statement of John Hancock Funds III (the "Registrant") on Form N-1A under the Securities Act of 1933 and the Investment Company Act of 1940 (File Nos. 333-125838 and 811-21777) as filed with the Securities and Exchange Commission on December 15, 2006 (Accession No. 0001010521-06-000969), which information is incorporated herein by reference.

ITEM 16.  EXHIBITS
(1)          Amended and Restated Declaration of Trust dated August 12, 2005                                   (1)
(2)          By-Laws dated June 9, 2005                                                                        (2)
(3)          Not applicable
(4)          Form of Agreement and Plan of Reorganization                                                      (+)
(5)          Not applicable
(6)(a)       Advisory Agreement between John Hancock Funds III and John Hancock Investment Management          (1)
             Services, LLC
(6)(b)       Form of Amendment to Advisory Agreement between the Registrant and John Hancock Investment        (3)
             Management Services, LLC
(6)(c)       Subadvisory Agreement between John Hancock Investment Management Services, LLC and Grantham,      (1)
             Mayo, Van Otterloo & Co. LLC relating to the Growth Opportunities Fund
(7)          Distribution Agreement between John Hancock Funds III and John Hancock Funds, LLC                 (1)
(8)          Not applicable
(9)          Custodian Agreement between John Hancock Funds III and State Street Bank & Trust Co.              (1)
(10)(a)      Class A Distribution Plan Pursuant to Rule 12b-1                                                  (3)
(10)(b)      Class B Distribution Plan Pursuant to Rule 12b-1                                                  (3)
(10)(c)      Class C Distribution Plan Pursuant to Rule 12b-1                                                  (3)
(10)(g)      Multiple Class Plan Pursuant to Rule 18f-3                                                        (3)
(11)         Opinion and Consent of Counsel                                                                    (*)
(12)         Form of Opinion as to Tax Matters and Consent                                                     (*)
(13)(a)      Transfer Agency Agreement                                                                         (1)
(13)(b)      Expense Limitation Agreement                                                                      (1)
(14)         Consent of Independent Registered Public Accounting Firm                                          (*)
(15)         Not applicable
(16)         Powers of Attorney                                                                                (*)
(17)(a)      John Hancock Funds III Code of Ethics                                                             (1)
(17)(b)      John Hancock Investment Management Services, LLC Code of Ethics                                   (1)
(17)(c)      John Hancock Funds, LLC Code of Ethics                                                            (1)
(17)(d)      Grantham, Mayo, Van Otterloo & Co. LLC Code of Ethics                                             (1)
(17)(e)      Form of Proxy Cards                                                                               (*)
(17)(f)      Transfer Agency Agreement                                                                         (1)
(17)(g)      Expense Limitation Agreement                                                                      (1)

(1) Previously filed. Incorporated herein by reference to the exhibits filed with the Registrant's Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the Securities and Exchange Commission on September 2, 2005 (Accession No. 0000898432-05-000776)

(2) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the Securities and Exchange Commission on June 15, 2005 (Accession No. 0000898432-05-000492)

(3) Previously filed. Incorporated herein by reference to the exhibit filed with the Registrant's Initial Registration Statement on Form N-1A (File Nos. 333-125838 and 811-21777), as filed with the Securities and Exchange Commission on December 15, 2006 (Accession No. 0001010521-06-000969

(+) Filed herewith as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement.

(*)  Filed herewith

Item 17. Undertakings.

(1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the "1933 Act"), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned registrant agrees that a final form of the Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP regarding certain tax matters and consequences to shareholders discussed in the Combined Proxy Statement and Prospectus will be filed in a post-effective amendment to this registration statement.

                                     NOTICE

     A copy of the Amended and Restated Agreement and Declaration of Trust of John Hancock Funds III, as amended, is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

                                   SIGNATURES

As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Boston and Commonwealth of Massachusetts on the 25th day of January, 2007.

                                                John Hancock Funds III

                                                By:    /s/ Keith F. Hartstein
                                                       ----------------------
                                                Name:  Keith F. Hartstein
                                                Title: President

As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

               Signature                                         Title                                      Date
-----------------------------------------     ---------------------------------------------     ------------------------------

/s/ Keith F. Hartstein                        President                                         January 25, 2007
-----------------------------------------
Keith F. Hartstein

/s/ John Vrysen                               Chief Financial Officer                           January 25, 2007
-----------------------------------------
John Vrysen

/s/ James F. Carlin*                          Trustee                                           January 25, 2007
-----------------------------------------
James F. Carlin

/s/ Richard P. Chapman*                       Trustee                                           January 25, 2007
-----------------------------------------
Richard P. Chapman

/s/ William H. Cunningham*                    Trustee                                           January 25, 2007
-----------------------------------------
William H. Cunningham

/s/ Ronald R. Dion*                           Trustee                                           January 25, 2007
-----------------------------------------
Ronald R. Dion

/s/ Charles L. Ladner*                        Trustee                                           January 25, 2007
-----------------------------------------
Charles L. Ladner

/s/ John A. Moore*                            Trustee                                           January 25, 2007
-----------------------------------------
John A. Moore

/s/ Patti McGill Peterson*                    Trustee                                           January 25, 2007
-----------------------------------------
Patti McGill Peterson

/s/ Steven R. Pruchansky*                     Trustee                                           January 25, 2007
-----------------------------------------
Steven R. Pruchansky


*By:

/s/Alfred P. Ouellette
----------------------
Alfred P. Ouellette
(As Attorney-in-Fact)

                                  EXHIBIT INDEX

Exhibit No.    Description

(4) Form of Agreement (filed as Exhibit A to the Proxy Statement and Prospectus included in Part A of this Registration Statement)

(11)           Opinion and Consent of Counsel

(12)           Form of Opinion as to Tax Matters and Consent

(14)           Consent of Independent Registered Public Accounting Firm

(16)           Powers of Attorney

(17)(e)        Form of Proxy Cards